Capital Income Builder®
Investment portfolio
July 31, 2023
unaudited

Common stocks 75.88% Financials 13.11%	Shares	Value (000)
Zurich Insurance Group AG	3,024,528	$1,459,459
CME Group, Inc., Class A	5,263,648	1,047,255
JPMorgan Chase & Co.	5,844,920	923,264
Morgan Stanley	9,298,997	851,416
DBS Group Holdings, Ltd.	28,323,229	729,727
BlackRock, Inc.	650,357	480,516
Power Corporation of Canada, subordinate voting shares	15,946,600	451,799
DNB Bank ASA	19,878,171	410,114
B3 SA - Brasil, Bolsa, Balcao	120,260,642	378,934
KBC Groep NV	4,604,867	346,313
ING Groep NV	23,338,670	340,776
Münchener Rückversicherungs-Gesellschaft AG	872,918	328,818
AIA Group, Ltd.	31,595,200	313,566
Blackstone, Inc.	2,966,119	310,820
Principal Financial Group, Inc.	3,326,000	265,648
American International Group, Inc.	3,905,131	235,401
Webster Financial Corp.	4,918,121	232,726
Kaspi.kz JSC[1]	2,447,140	224,403
PNC Financial Services Group, Inc.	1,636,183	223,977
Citizens Financial Group, Inc.	6,627,531	213,804
National Bank of Canada	2,666,133	208,818
Wells Fargo & Company	4,499,422	207,693
The Toronto-Dominion Bank (CAD denominated)	2,876,611	189,702
United Overseas Bank, Ltd.	8,356,900	189,165
Great-West Lifeco, Inc.	6,004,184	181,084
Swedbank AB, Class A	9,838,428	180,339
Capital One Financial Corp.	1,400,000	163,828
Tryg A/S	8,042,816	158,901
Hana Financial Group, Inc.	4,982,584	153,623
Ping An Insurance (Group) Company of China, Ltd., Class H	21,068,167	151,955
East West Bancorp, Inc.	2,348,111	146,076
China Merchants Bank Co., Ltd., Class A	25,838,121	128,562
EFG International AG	10,205,243	126,856
360 ONE WAM, Ltd.[2]	18,920,520	120,001
Franklin Resources, Inc.	3,799,500	111,097
BNP Paribas SA	1,607,000	106,049
State Street Corp.	1,455,059	105,404
Truist Financial Corp.	2,927,441	97,250
Western Union Company	7,516,724	91,554
China Pacific Insurance (Group) Co., Ltd., Class H	33,782,812	90,533
Patria Investments, Ltd., Class A	5,920,900	90,116
TPG, Inc., Class A3	2,726,686	80,246
Bank Central Asia Tbk PT	128,165,200	77,554
Euronext NV	999,658	76,114
Banco Santander, SA	18,170,300	73,590
OneMain Holdings, Inc.	1,576,980	71,721
Capital Income Builder — Page 1 of 45

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Citigroup, Inc.	1,460,000	$69,584
Vontobel Holding AG	1,002,567	67,371
Société Générale	2,430,000	66,033
Skandinaviska Enskilda Banken AB, Class A	5,298,756	64,206
Fukuoka Financial Group, Inc.	2,339,200	56,234
Fidelity National Information Services, Inc.	845,644	51,060
Bank of Montreal	355,338	33,021
UniCredit SpA	1,105,058	27,945
Grupo Financiero Banorte, SAB de CV, Series O	1,638,067	15,526
Moscow Exchange MICEX-RTS PJSC[4]	85,235,374	— [5]
Sberbank of Russia PJSC[4]	19,327,472	— [5]
		13,597,547
Health care 9.92%
AbbVie, Inc.	14,131,384	2,113,772
Abbott Laboratories	11,605,723	1,292,065
Gilead Sciences, Inc.	13,392,977	1,019,741
Amgen, Inc.	4,042,917	946,649
AstraZeneca PLC	5,687,997	816,543
Sanofi	7,484,937	799,020
Medtronic PLC	8,745,785	767,530
Bristol-Myers Squibb Company	10,254,136	637,705
Takeda Pharmaceutical Company, Ltd.	13,965,201	426,127
Novartis AG	2,545,900	265,874
Roche Holding AG, nonvoting non-registered shares	844,030	261,905
UnitedHealth Group, Inc.	512,530	259,530
Johnson & Johnson	1,381,619	231,463
GSK PLC	8,740,944	155,320
EBOS Group, Ltd.[3]	4,279,238	102,460
Merck & Co., Inc.	702,500	74,922
Bayer AG	1,072,107	62,641
Pfizer, Inc.	1,465,034	52,829
		10,286,096
Consumer staples 9.56%
Philip Morris International, Inc.	23,132,567	2,306,780
British American Tobacco PLC	35,655,352	1,196,808
British American Tobacco PLC (ADR)	5,339,964	179,850
Nestlé SA	5,642,748	691,585
Altria Group, Inc.	14,527,309	659,830
General Mills, Inc.	7,438,211	555,932
PepsiCo, Inc.	2,782,580	521,622
Imperial Brands PLC	21,291,278	502,628
ITC, Ltd.	82,861,779	469,171
Danone SA	5,036,139	307,483
Carlsberg A/S, Class B	1,849,873	277,451
Unilever PLC	4,490,115	241,502
Diageo PLC	5,414,130	236,066
Seven & i Holdings Co., Ltd.	5,245,700	217,291
Kimberly-Clark Corp.	1,457,945	188,221
Anheuser-Busch InBev SA/NV	3,286,679	188,093
Wilmar International, Ltd.	47,898,000	139,038
Kenvue, Inc.[3]	5,498,333	130,201
Mondelez International, Inc.	1,524,362	113,001
Kraft Heinz Company	2,880,637	104,221
Capital Income Builder — Page 2 of 45

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Pernod Ricard SA	462,681	$102,049
Procter & Gamble Company	609,164	95,212
Essity Aktiebolag, Class B	3,318,644	82,254
Vector Group, Ltd.	5,976,012	78,405
Kao Corp.	1,800,100	68,352
Reckitt Benckiser Group PLC	688,991	51,621
Molson Coors Beverage Company, Class B, restricted voting shares	690,153	48,152
Viscofan, SA, non-registered shares	643,180	41,723
Asahi Group Holdings, Ltd.	1,032,200	40,594
Scandinavian Tobacco Group A/S	2,058,240	35,775
Coca-Cola HBC AG (CDI)	636,500	18,722
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	7,699,873	18,081
		9,907,714
Industrials 8.50%
RTX Corp.	18,512,040	1,627,764
Union Pacific Corp.	2,549,062	591,433
BAE Systems PLC	46,123,650	551,322
Siemens AG	3,064,204	522,142
Honeywell International, Inc.	2,046,161	397,221
DHL Group	7,458,892	383,153
Lockheed Martin Corp.	847,955	378,502
RELX PLC	10,363,681	348,466
Paychex, Inc.	2,634,208	330,514
Marubeni Corp.	15,394,800	271,991
United Parcel Service, Inc., Class B	1,396,000	261,233
Singapore Technologies Engineering, Ltd.	82,467,656	231,325
Kone OYJ, Class B	4,042,719	207,313
L3Harris Technologies, Inc.	1,073,107	203,343
Trinity Industries, Inc.[2]	7,712,016	202,209
ITOCHU Corp.[3]	4,997,500	201,987
VINCI SA	1,540,767	180,893
Illinois Tool Works, Inc.	650,000	171,158
Broadridge Financial Solutions, Inc.	1,002,046	168,264
AB Volvo, Class B	7,198,188	158,681
Carrier Global Corp.	2,391,158	142,393
BOC Aviation, Ltd.	16,978,156	141,940
Automatic Data Processing, Inc.	559,579	138,361
SGS SA	1,320,300	127,844
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	5,918,422	112,766
Trelleborg AB, Class B	4,230,000	112,638
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	4,044,948	112,609
Waste Management, Inc.	683,437	111,940
Canadian National Railway Company (CAD denominated)	776,883	94,170
Sociedad Química y Minera de Chile SA, Class B (ADR)[3]	1,111,408	81,900
Bureau Veritas SA	2,733,665	75,081
General Dynamics Corp.	224,400	50,171
Airbus SE, non-registered shares	319,385	47,049
Sulzer AG	374,355	36,704
FedEx Corp.	83,726	22,602
LIXIL Corp.	932,000	11,907
		8,808,989
Capital Income Builder — Page 3 of 45

unaudited
Common stocks (continued) Information technology 7.67%	Shares	Value (000)
Broadcom, Inc.	3,706,460	$3,330,810
Microsoft Corp.	5,527,640	1,856,845
Taiwan Semiconductor Manufacturing Company, Ltd.	47,116,356	847,079
Texas Instruments, Inc.	3,758,625	676,553
KLA Corp.	430,103	221,051
Tokyo Electron, Ltd.[3]	942,000	140,673
SAP SE	940,013	128,573
NetApp, Inc.	1,475,428	115,098
GlobalWafers Co., Ltd.	6,687,850	109,384
Analog Devices, Inc.	537,881	107,323
Vanguard International Semiconductor Corp.	34,538,855	84,956
Samsung Electronics Co., Ltd.	1,417,713	77,634
Seagate Technology Holdings PLC	984,655	62,526
Intel Corp.	1,604,123	57,379
SINBON Electronics Co., Ltd.	2,986,572	31,979
BE Semiconductor Industries NV	256,075	30,591
Tripod Technology Corp.	5,268,424	28,332
Capgemini SE	147,900	26,807
QUALCOMM, Inc.	148,347	19,607
		7,953,200
Utilities 6.06%
National Grid PLC	56,734,636	751,039
Engie SA	31,779,769	521,053
Engie SA, bonus dividend	3,818,624	62,609
E.ON SE	42,892,620	542,581
The Southern Co.	6,694,821	484,303
DTE Energy Company	4,165,000	476,060
Power Grid Corporation of India, Ltd.	132,365,164	428,162
Sempra Energy	2,238,748	333,618
Iberdrola, SA, non-registered shares	26,062,171	325,382
Edison International	4,435,503	319,179
Duke Energy Corp.	3,331,953	311,937
Dominion Energy, Inc.	4,670,497	250,105
AES Corp.	10,184,134	220,283
CenterPoint Energy, Inc.	6,720,010	202,205
Entergy Corp.	1,593,455	163,648
SSE PLC	6,716,533	145,284
Public Service Enterprise Group, Inc.	2,207,981	139,368
Pinnacle West Capital Corp.	1,659,158	137,411
Exelon Corp.	2,450,868	102,593
ENN Energy Holdings, Ltd.	8,237,800	99,026
SembCorp Industries, Ltd.	20,005,900	81,995
Evergy, Inc.	1,332,665	79,920
Power Assets Holdings, Ltd.	9,434,000	49,354
NextEra Energy, Inc.	510,685	37,433
CMS Energy Corp.	352,820	21,547
		6,286,095
Energy 5.88%
Canadian Natural Resources, Ltd. (CAD denominated)	18,966,318	1,153,383
Exxon Mobil Corp.	7,181,884	770,185
TotalEnergies SE	9,187,002	558,187
TC Energy Corp. (CAD denominated)[3]	13,642,688	488,950
TC Energy Corp.	1,387,400	49,766
Capital Income Builder — Page 4 of 45

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Chevron Corp.	3,209,935	$525,338
EOG Resources, Inc.	3,559,192	471,700
BP PLC	70,864,879	439,262
Shell PLC (GBP denominated)	10,445,616	317,171
Shell PLC (ADR)	738,100	45,489
Woodside Energy Group, Ltd.	10,665,083	272,150
Woodside Energy Group, Ltd. (CDI)	2,125,736	54,480
Equitrans Midstream Corp.	18,872,981	195,713
Schlumberger NV	3,258,133	190,080
ConocoPhillips	1,408,589	165,819
Enbridge, Inc. (CAD denominated)	3,000,230	110,303
Pioneer Natural Resources Company	344,609	77,768
Baker Hughes Co., Class A	2,154,800	77,120
Neste OYJ	1,997,441	73,484
DT Midstream, Inc.	1,195,562	63,987
Constellation Oil Services Holding SA, Class B-1[4,6]	282,550	34
Gazprom PJSC[4]	84,735,990	— [5]
		6,100,369
Real estate 5.62%
VICI Properties, Inc. REIT	44,826,176	1,411,128
Crown Castle, Inc. REIT	7,679,901	831,657
Equinix, Inc. REIT	890,885	721,546
Public Storage REIT	1,295,287	364,947
Extra Space Storage, Inc. REIT	2,013,464	281,019
Federal Realty Investment Trust REIT	2,500,000	253,800
Gaming and Leisure Properties, Inc. REIT	4,642,114	220,315
American Tower Corp. REIT	1,137,382	216,455
Boston Properties, Inc. REIT	3,000,000	199,890
Link REIT	30,295,296	169,561
CK Asset Holdings, Ltd.	28,272,934	163,136
Sun Hung Kai Properties, Ltd.	12,611,353	157,745
Welltower, Inc. REIT	1,722,314	141,488
Charter Hall Group REIT	13,076,087	100,392
POWERGRID Infrastructure Investment Trust REIT[2]	59,148,100	85,196
CTP NV	6,122,848	84,016
Digital Realty Trust, Inc. REIT	610,751	76,112
Longfor Group Holdings, Ltd.	25,875,500	68,845
Mindspace Business Parks REIT	15,414,600	57,986
Kimco Realty Corp. REIT	2,819,000	57,113
Prologis, Inc. REIT	423,630	52,848
Americold Realty Trust, Inc. REIT	1,408,487	45,663
Embassy Office Parks REIT	9,671,000	36,683
CubeSmart REIT	727,081	31,526
		5,829,067
Consumer discretionary 3.80%
Home Depot, Inc.	2,026,547	676,543
Starbucks Corp.	3,919,300	398,083
Midea Group Co., Ltd., Class A	45,832,308	380,421
Industria de Diseño Textil, SA	9,879,255	378,115
Kering SA	596,769	343,559
Restaurant Brands International, Inc.	4,193,243	321,035
LVMH Moët Hennessy-Louis Vuitton SE	317,813	296,356
YUM! Brands, Inc.	2,141,985	294,887
Capital Income Builder — Page 5 of 45

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
McDonald’s Corp.	1,000,000	$293,200
Galaxy Entertainment Group, Ltd.[6]	17,447,000	126,620
NEXT PLC	1,276,834	115,490
Darden Restaurants, Inc.	623,503	105,322
Tractor Supply Co.	226,805	50,802
OPAP SA	1,967,863	34,640
Pearson PLC	2,478,885	27,505
Inchcape PLC	2,546,035	26,744
Kindred Group PLC (SDR)	1,933,000	23,230
International Game Technology PLC	683,955	23,138
Bridgestone Corp.	474,800	19,668
VF Corp.	397,691	7,878
		3,943,236
Communication services 3.05%
Comcast Corp., Class A	19,242,036	870,895
Nippon Telegraph and Telephone Corp.	332,682,500	380,937
Koninklijke KPN NV3	90,736,900	328,427
Singapore Telecommunications, Ltd.	163,223,600	326,509
SoftBank Corp.	26,491,058	293,838
América Móvil, SAB de CV, Class B (ADR)	10,685,867	223,548
Verizon Communications, Inc.	4,903,006	167,094
BCE, Inc.	3,000,000	129,587
HKT Trust and HKT, Ltd., units	99,319,060	117,035
WPP PLC	10,114,646	110,543
Warner Music Group Corp., Class A	2,928,864	92,406
Omnicom Group, Inc.	931,500	78,823
Indus Towers, Ltd.[6]	18,916,173	39,558
		3,159,200
Materials 2.71%
Vale SA (ADR), ordinary nominative shares	29,299,637	428,654
Vale SA, ordinary nominative shares	19,061,910	278,788
Rio Tinto PLC	7,068,432	467,171
Air Products and Chemicals, Inc.	1,166,126	356,053
Linde PLC	720,939	281,649
BHP Group, Ltd. (CDI)	5,436,000	169,280
UPM-Kymmene OYJ	4,880,960	161,535
Evonik Industries AG	6,058,782	125,305
International Flavors & Fragrances, Inc.	1,431,555	121,124
BASF SE	1,357,203	72,777
Smurfit Kappa Group PLC	1,569,867	62,121
Asahi Kasei Corp.	8,589,800	58,471
Celanese Corp.	462,236	57,960
Gerdau SA (ADR)	9,332,400	57,394
WestRock Co.	1,418,095	47,208
Fortescue Metals Group, Ltd.	2,372,992	34,557
LyondellBasell Industries NV	247,895	24,507
		2,804,554
Total common stocks (cost: $60,604,413,000)		78,676,067
Capital Income Builder — Page 6 of 45

unaudited
Preferred securities 0.05% Financials 0.05%	Shares	Value (000)
Banco Bradesco SA, preferred nominative shares	12,238,044	$43,116
CoBank, ACB, Class E, 6.723% noncumulative preferred shares[1,7]	13,000	10,361
Total preferred securities (cost: $47,020,000)		53,477
Rights & warrants 0.00% Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[6]	684,470	843
Total rights & warrants (cost: $0)		843
Convertible stocks 0.26% Utilities 0.26%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[3]	3,206,400	146,629
AES Corp., convertible preferred units, 6.875% 2/15/2024	913,000	78,144
American Electric Power Company, Inc., convertible preferred units, 6.125% 8/15/2023[3]	938,000	46,656
Total convertible stocks (cost: $292,090,000)		271,429
Investment funds 2.31%
Capital Group Central Corporate Bond Fund[2]	289,596,165	2,394,960
Total investment funds (cost: $2,902,833,000)		2,394,960
Bonds, notes & other debt instruments 17.70% U.S. Treasury bonds & notes 7.22% U.S. Treasury 6.21%	Principal amount (000)
U.S. Treasury 6.25% 8/15/2023	USD199,633	199,723
U.S. Treasury 2.25% 3/31/2024	175,000	171,473
U.S. Treasury 3.25% 8/31/2024	342	335
U.S. Treasury 7.50% 11/15/2024[8]	331,274	340,857
U.S. Treasury 4.50% 11/30/2024	23,500	23,264
U.S. Treasury 4.25% 12/31/2024	500	493
U.S. Treasury 4.125% 1/31/2025	274,197	270,011
U.S. Treasury 7.625% 2/15/2025	250,000	259,219
U.S. Treasury 4.625% 2/28/2025	493,000	489,185
U.S. Treasury 3.875% 3/31/2025	3,403	3,337
U.S. Treasury 4.25% 5/31/2025	441,252	435,565
U.S. Treasury 3.00% 7/15/2025	93,933	90,572
U.S. Treasury 6.875% 8/15/2025	145,145	150,781
U.S. Treasury 4.50% 11/15/2025	15,350	15,257
U.S. Treasury 4.00% 12/15/2025	90,000	88,517
U.S. Treasury 3.875% 1/15/2026	27,000	26,483
U.S. Treasury 4.00% 2/15/2026	10,000	9,839
U.S. Treasury 6.00% 2/15/2026	206,000	212,488
U.S. Treasury 3.75% 4/15/2026	4,000	3,913
U.S. Treasury 3.625% 5/15/2026	13,000	12,678
U.S. Treasury 4.125% 6/15/2026	12,000	11,867
U.S. Treasury 4.50% 7/15/2026	2,000	1,999
U.S. Treasury 6.75% 8/15/2026	35,000	37,193
U.S. Treasury 6.50% 11/15/2026	178,000	188,999
Capital Income Builder — Page 7 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2/15/2027	USD75	$70
U.S. Treasury 6.625% 2/15/2027	65,000	69,692
U.S. Treasury 2.625% 5/31/2027	6,500	6,107
U.S. Treasury 2.75% 7/31/2027	440,260	415,008
U.S. Treasury 6.375% 8/15/2027	84,937	91,301
U.S. Treasury 6.125% 11/15/2027[8]	499,094	534,963
U.S. Treasury 3.875% 11/30/2027	43,318	42,633
U.S. Treasury 3.875% 12/31/2027	123,463	121,526
U.S. Treasury 3.625% 3/31/2028	3	3
U.S. Treasury 4.00% 6/30/2028	10,099	10,014
U.S. Treasury 4.125% 7/31/2028	5,759	5,745
U.S. Treasury 2.875% 8/15/2028	148,319	139,482
U.S. Treasury 5.50% 8/15/2028	70,000	73,982
U.S. Treasury 5.25% 11/15/2028	89,000	93,281
U.S. Treasury 6.125% 8/15/2029	30,000	33,122
U.S. Treasury 3.875% 11/30/2029	29,000	28,579
U.S. Treasury 6.25% 5/15/2030	274,563	309,213
U.S. Treasury 3.75% 5/31/2030	8,000	7,836
U.S. Treasury 1.875% 2/15/2032	100,000	84,854
U.S. Treasury 2.875% 5/15/2032	278,476	255,640
U.S. Treasury 4.125% 11/15/2032	25,683	25,955
U.S. Treasury 3.375% 5/15/2033	38,877	37,039
U.S. Treasury 4.25% 5/15/2039	34,394	35,318
U.S. Treasury 4.50% 8/15/2039	56,000	59,113
U.S. Treasury 1.125% 5/15/2040[8]	226,344	143,474
U.S. Treasury 4.00% 11/15/2042	24,450	23,778
U.S. Treasury 3.875% 2/15/2043	2,000	1,908
U.S. Treasury 3.875% 5/15/2043	13,231	12,627
U.S. Treasury 2.50% 2/15/2046	29,300	21,957
U.S. Treasury 2.875% 11/15/2046	20,300	16,289
U.S. Treasury 3.00% 5/15/2047	108,296	88,734
U.S. Treasury 3.00% 2/15/2049[8]	212,916	174,843
U.S. Treasury 2.875% 5/15/2049	41,800	33,563
U.S. Treasury 1.375% 8/15/2050	38,101	21,459
U.S. Treasury 2.00% 8/15/2051	37,789	24,943
U.S. Treasury 2.25% 2/15/2052[8]	207,137	145,190
U.S. Treasury 3.00% 8/15/2052[8]	186,283	153,835
U.S. Treasury 4.00% 11/15/2052	28,203	28,160
U.S. Treasury 3.625% 2/15/2053	22,971	21,395
		6,436,679
U.S. Treasury inflation-protected securities 1.01%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[9]	62,750	61,319
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[9]	215,282	209,128
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[9]	231,802	217,856
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[9]	205,316	202,821
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[9]	204,435	181,563
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[9]	1,028	1,086
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[8,9]	162,785	136,348
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[9]	3,430	2,326
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[9]	61,089	39,449
		1,051,896
Total U.S. Treasury bonds & notes		7,488,575
Capital Income Builder — Page 8 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 6.86% Federal agency mortgage-backed obligations 6.07%	Principal amount (000)	Value (000)
Fannie Mae Pool #930337 6.00% 1/1/2024[10]	USD— [5]	$— [5]
Fannie Mae Pool #AA8755 4.50% 7/1/2024[10]	257	254
Fannie Mae Pool #AA8211 4.50% 8/1/2024[10]	33	32
Fannie Mae Pool #255361 5.50% 8/1/2024[10]	1	1
Fannie Mae Pool #394854 6.50% 5/1/2027[10]	4	4
Fannie Mae Pool #256821 6.50% 7/1/2027[10]	14	15
Fannie Mae Pool #257145 6.50% 3/1/2028[10]	2	2
Fannie Mae Pool #AX9959 3.50% 12/1/2029[10]	190	181
Fannie Mae Pool #BA2999 3.50% 11/1/2030[10]	222	213
Fannie Mae Pool #659096 6.50% 8/1/2032[10]	2	2
Fannie Mae Pool #683351 5.50% 2/1/2033[10]	72	73
Fannie Mae Pool #CA1299 3.50% 3/1/2033[10]	86	82
Fannie Mae Pool #MA3438 3.50% 8/1/2033[10]	234	224
Fannie Mae Pool #MA3658 3.50% 5/1/2034[10]	336	320
Fannie Mae Pool #CA4490 3.50% 8/1/2034[10]	464	442
Fannie Mae Pool #887695 6.00% 6/1/2036[10]	1,069	1,107
Fannie Mae Pool #894308 6.00% 10/1/2036[10]	163	164
Fannie Mae Pool #902164 6.00% 11/1/2036[10]	895	927
Fannie Mae Pool #902503 6.00% 11/1/2036[10]	610	627
Fannie Mae Pool #903076 6.00% 12/1/2036[10]	1,212	1,256
Fannie Mae Pool #AD0249 5.50% 4/1/2037[10]	96	98
Fannie Mae Pool #AS9772 3.50% 6/1/2037[10]	33	31
Fannie Mae Pool #966172 7.00% 7/1/2037[10]	127	126
Fannie Mae Pool #256845 6.50% 8/1/2037[10]	56	58
Fannie Mae Pool #256960 6.50% 11/1/2037[10]	316	329
Fannie Mae Pool #257137 7.00% 3/1/2038[10]	20	21
Fannie Mae Pool #963269 5.50% 5/1/2038[10]	920	939
Fannie Mae Pool #963341 5.50% 5/1/2038[10]	263	269
Fannie Mae Pool #963454 5.50% 6/1/2038[10]	951	973
Fannie Mae Pool #963796 5.50% 6/1/2038[10]	292	296
Fannie Mae Pool #929964 6.00% 9/1/2038[10]	430	445
Fannie Mae Pool #FS2490 5.50% 10/1/2038[10]	60	60
Fannie Mae Pool #FM3708 5.50% 10/1/2038[10]	47	47
Fannie Mae Pool #FS2101 5.50% 10/1/2038[10]	14	14
Fannie Mae Pool #970772 5.50% 11/1/2038[10]	47	47
Fannie Mae Pool #AE0392 5.50% 12/1/2039[10]	60	62
Fannie Mae Pool #AL4324 6.50% 5/1/2040[10]	6	7
Fannie Mae Pool #AL0152 6.00% 6/1/2040[10]	3,272	3,380
Fannie Mae Pool #AE8073 4.00% 12/1/2040[10]	192	184
Fannie Mae Pool #MA4364 2.00% 6/1/2041[10]	85,320	72,301
Fannie Mae Pool #AL1571 5.00% 6/1/2041[10]	2,553	2,565
Fannie Mae Pool #AL0913 6.00% 7/1/2041[10]	2,308	2,387
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[10]	71	68
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[10]	200	192
Fannie Mae Pool #AB4050 4.00% 12/1/2041[10]	382	367
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[10]	224	215
Fannie Mae Pool #AJ9165 4.00% 1/1/2042[10]	5,140	4,919
Fannie Mae Pool #890407 4.00% 2/1/2042[10]	518	497
Fannie Mae Pool #AL2745 4.00% 3/1/2042[10]	1,540	1,478
Fannie Mae Pool #AO6721 4.00% 6/1/2042[10]	9,862	9,439
Fannie Mae Pool #AO1820 4.00% 6/1/2042[10]	867	830
Fannie Mae Pool #890445 4.00% 7/1/2042[10]	1,162	1,112
Fannie Mae Pool #AS0831 4.50% 10/1/2043[10]	569	557
Fannie Mae Pool #AW4156 4.00% 5/1/2044[10]	2,105	2,006
Capital Income Builder — Page 9 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AW4026 4.00% 6/1/2044[10]	USD2,281	$2,182
Fannie Mae Pool #AX2782 4.00% 9/1/2044[10]	2,640	2,511
Fannie Mae Pool #AY1313 4.00% 3/1/2045[10]	4,792	4,562
Fannie Mae Pool #AS6840 4.00% 3/1/2046[10]	5,429	5,166
Fannie Mae Pool #AL8522 3.50% 5/1/2046[10]	873	808
Fannie Mae Pool #BC8719 4.00% 6/1/2046[10]	2,120	2,015
Fannie Mae Pool #BC8720 4.00% 6/1/2046[10]	1,742	1,655
Fannie Mae Pool #AS7598 4.00% 7/1/2046[10]	5,048	4,794
Fannie Mae Pool #BD1967 4.00% 7/1/2046[10]	1,751	1,663
Fannie Mae Pool #BD5477 4.00% 7/1/2046[10]	38	36
Fannie Mae Pool #MA2691 4.50% 7/1/2046[10]	959	937
Fannie Mae Pool #AS7759 4.00% 8/1/2046[10]	12,183	11,577
Fannie Mae Pool #AS7760 4.00% 8/1/2046[10]	5,272	5,009
Fannie Mae Pool #AS7939 4.00% 9/1/2046[10]	8,246	7,833
Fannie Mae Pool #AL9190 4.00% 9/1/2046[10]	1,464	1,390
Fannie Mae Pool #BC4712 4.00% 10/1/2046[10]	4,625	4,393
Fannie Mae Pool #BC4801 4.00% 11/1/2046[10]	3,125	2,968
Fannie Mae Pool #BM3288 3.50% 12/1/2046[10]	23	21
Fannie Mae Pool #MA2907 4.00% 2/1/2047[10]	26	25
Fannie Mae Pool #AS9313 4.00% 3/1/2047[10]	4,294	4,077
Fannie Mae Pool #BE3229 4.00% 3/1/2047[10]	1,624	1,537
Fannie Mae Pool #BD7165 4.00% 4/1/2047[10]	25	24
Fannie Mae Pool #AS9454 4.00% 4/1/2047[10]	17	16
Fannie Mae Pool #BM4187 4.50% 5/1/2047[10]	15,088	14,784
Fannie Mae Pool #BH2491 4.00% 6/1/2047[10]	2,427	2,303
Fannie Mae Pool #MA3058 4.00% 7/1/2047[10]	2,804	2,667
Fannie Mae Pool #CA0243 4.50% 8/1/2047[10]	14,134	13,819
Fannie Mae Pool #BJ1668 4.00% 12/1/2047[10]	2,449	2,338
Fannie Mae Pool #MA3211 4.00% 12/1/2047[10]	513	488
Fannie Mae Pool #BJ2751 4.50% 5/1/2048[10]	6,901	6,727
Fannie Mae Pool #CA2033 4.00% 7/1/2048[10]	9,990	9,480
Fannie Mae Pool #CA2157 4.00% 8/1/2048[10]	20,227	19,194
Fannie Mae Pool #BF0320 5.50% 1/1/2049[10]	12,070	12,532
Fannie Mae Pool #BF0572 5.50% 4/1/2049[10]	26,664	26,502
Fannie Mae Pool #FM2675 4.00% 6/1/2049[10]	5,869	5,570
Fannie Mae Pool #FM1262 4.00% 7/1/2049[10]	16,715	15,862
Fannie Mae Pool #BO2264 3.00% 10/1/2049[10]	10,650	9,423
Fannie Mae Pool #CA4819 4.00% 12/1/2049[10]	8,234	7,798
Fannie Mae Pool #BO6274 3.00% 1/1/2050[10]	16,101	14,250
Fannie Mae Pool #FM2872 3.00% 2/1/2050[10]	37,155	32,829
Fannie Mae Pool #CA5216 3.00% 2/1/2050[10]	15,679	13,889
Fannie Mae Pool #CA5226 3.00% 2/1/2050[10]	6,503	5,761
Fannie Mae Pool #FM2676 4.00% 3/1/2050[10]	5,608	5,310
Fannie Mae Pool #CA6309 3.00% 7/1/2050[10]	32,553	29,071
Fannie Mae Pool #CA6349 3.00% 7/1/2050[10]	12,891	11,362
Fannie Mae Pool #CA6740 3.00% 8/1/2050[10]	7,501	6,607
Fannie Mae Pool #CA7048 3.00% 9/1/2050[10]	4,256	3,758
Fannie Mae Pool #CA7052 3.00% 9/1/2050[10]	1,268	1,118
Fannie Mae Pool #CA7381 3.00% 10/1/2050[10]	11,536	10,161
Fannie Mae Pool #FM4897 3.00% 11/1/2050[10]	6,290	5,633
Fannie Mae Pool #CA8046 3.00% 12/1/2050[10]	25,121	22,496
Fannie Mae Pool #FM5166 3.00% 12/1/2050[10]	7,858	6,921
Fannie Mae Pool #FM5509 3.00% 1/1/2051[10]	12,539	11,051
Fannie Mae Pool #CB0191 3.00% 4/1/2051[10]	15,739	13,861
Capital Income Builder — Page 10 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB0193 3.00% 4/1/2051[10]	USD1,934	$1,703
Fannie Mae Pool #FM7556 3.50% 5/1/2051[10]	28	26
Fannie Mae Pool #FM7909 3.00% 6/1/2051[10]	1,522	1,341
Fannie Mae Pool #FM8477 3.00% 8/1/2051[10]	11,124	9,790
Fannie Mae Pool #FM9632 3.00% 11/1/2051[10]	42,659	37,686
Fannie Mae Pool #FM9631 3.00% 11/1/2051[10]	18,148	16,046
Fannie Mae Pool #CB2414 3.00% 12/1/2051[10]	20,981	18,642
Fannie Mae Pool #FS0972 3.50% 1/1/2052[10]	21,677	19,986
Fannie Mae Pool #FS0647 3.00% 2/1/2052[10]	13,765	12,265
Fannie Mae Pool #BV6656 3.00% 3/1/2052[10]	36	32
Fannie Mae Pool #CB3179 3.50% 3/1/2052[10]	29,175	26,459
Fannie Mae Pool #FS2009 3.00% 5/1/2052[10]	46	41
Fannie Mae Pool #MA4711 5.50% 7/1/2052[10]	54	53
Fannie Mae Pool #CB4145 5.50% 7/1/2052[10]	49	49
Fannie Mae Pool #BW5402 5.50% 7/1/2052[10]	42	42
Fannie Mae Pool #CB4662 3.50% 8/1/2052[10]	900	816
Fannie Mae Pool #CB4418 5.50% 8/1/2052[10]	110	110
Fannie Mae Pool #BW9206 5.50% 8/1/2052[10]	79	81
Fannie Mae Pool #CB4421 5.50% 8/1/2052[10]	35	35
Fannie Mae Pool #BW9049 4.50% 9/1/2052[10]	139	134
Fannie Mae Pool #BW7372 5.50% 9/1/2052[10]	100	100
Fannie Mae Pool #BX1322 5.50% 9/1/2052[10]	59	58
Fannie Mae Pool #BW1289 5.50% 10/1/2052[10]	11,301	11,261
Fannie Mae Pool #BW1243 5.50% 10/1/2052[10]	10,499	10,464
Fannie Mae Pool #BX1223 5.50% 10/1/2052[10]	1,985	1,977
Fannie Mae Pool #BX1488 5.50% 10/1/2052[10]	519	520
Fannie Mae Pool #CB5020 5.50% 10/1/2052[10]	432	431
Fannie Mae Pool #BW9929 5.50% 10/1/2052[10]	55	56
Fannie Mae Pool #MA4820 6.50% 10/1/2052[10]	38	38
Fannie Mae Pool #BX4398 5.50% 11/1/2052[10]	937	945
Fannie Mae Pool #BX1298 5.50% 11/1/2052[10]	100	100
Fannie Mae Pool #MA4842 5.50% 12/1/2052[10]	15,682	15,602
Fannie Mae Pool #BX3716 5.50% 12/1/2052[10]	528	526
Fannie Mae Pool #BX3726 5.50% 12/1/2052[10]	399	398
Fannie Mae Pool #BX2464 5.50% 12/1/2052[10]	246	245
Fannie Mae Pool #BX2476 5.50% 12/1/2052[10]	35	35
Fannie Mae Pool #BX5626 5.50% 1/1/2053[10]	4,463	4,447
Fannie Mae Pool #BX6633 5.50% 1/1/2053[10]	1,525	1,518
Fannie Mae Pool #BX0856 5.50% 1/1/2053[10]	37	37
Fannie Mae Pool #BX5592 5.50% 1/1/2053[10]	33	33
Fannie Mae Pool #MA4894 6.00% 1/1/2053[10]	50,097	50,420
Fannie Mae Pool #MA4919 5.50% 2/1/2053[10]	25,962	25,795
Fannie Mae Pool #BX4108 5.50% 2/1/2053[10]	250	248
Fannie Mae Pool #BX7384 5.50% 2/1/2053[10]	128	127
Fannie Mae Pool #FS4152 5.50% 3/1/2053[10]	6,000	5,963
Fannie Mae Pool #BX7555 5.50% 3/1/2053[10]	3,972	3,948
Fannie Mae Pool #MA4979 5.50% 4/1/2053[10]	52,447	52,109
Fannie Mae Pool #MA4980 6.00% 4/1/2053[10]	28,670	28,861
Fannie Mae Pool #BX8415 6.00% 4/1/2053[10]	1,135	1,143
Fannie Mae Pool #MA4981 6.50% 4/1/2053[10]	21,529	21,968
Fannie Mae Pool #FS4563 5.00% 5/1/2053[10]	2,982	2,915
Fannie Mae Pool #MA5010 5.50% 5/1/2053[10]	37,220	36,980
Fannie Mae Pool #MA5011 6.00% 5/1/2053[10]	147,603	148,554
Fannie Mae Pool #MA5038 5.00% 6/1/2053[10]	74,040	72,355
Capital Income Builder — Page 11 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5039 5.50% 6/1/2053[10]	USD156,017	$155,013
Fannie Mae Pool #FS5192 5.50% 6/1/2053[10]	20,395	20,311
Fannie Mae Pool #BY4218 5.50% 6/1/2053[10]	999	993
Fannie Mae Pool #BY5242 5.50% 6/1/2053[10]	42	42
Fannie Mae Pool #MA5040 6.00% 6/1/2053[10]	62,402	62,835
Fannie Mae Pool #CB6485 6.00% 6/1/2053[10]	40,025	40,283
Fannie Mae Pool #CB6486 6.00% 6/1/2053[10]	24,874	25,111
Fannie Mae Pool #CB6465 6.00% 6/1/2053[10]	17,817	17,977
Fannie Mae Pool #CB6491 6.50% 6/1/2053[10]	8,082	8,275
Fannie Mae Pool #CB6490 6.50% 6/1/2053[10]	2,763	2,819
Fannie Mae Pool #CB6468 6.50% 6/1/2053[10]	2,013	2,058
Fannie Mae Pool #MA5071 5.00% 7/1/2053[10]	13,834	13,519
Fannie Mae Pool #MA5072 5.50% 7/1/2053[10]	210,484	209,129
Fannie Mae Pool #MA5073 6.00% 7/1/2053[10]	33,189	33,403
Fannie Mae Pool #BF0142 5.50% 8/1/2056[10]	35,897	36,753
Fannie Mae Pool #BF0145 3.50% 3/1/2057[10]	30,102	27,458
Fannie Mae Pool #BF0339 5.00% 1/1/2059[10]	34,754	34,790
Fannie Mae Pool #BF0342 5.50% 1/1/2059[10]	24,316	24,638
Fannie Mae Pool #BF0379 3.50% 4/1/2059[10]	73,342	66,537
Fannie Mae Pool #BM6737 4.50% 11/1/2059[10]	58,015	55,941
Fannie Mae Pool #BF0497 3.00% 7/1/2060[10]	25,517	21,662
Fannie Mae Pool #BF0548 3.00% 7/1/2061[10]	19,856	17,119
Fannie Mae Pool #BF0647 3.00% 6/1/2062[10]	20,974	18,141
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[10]	163	163
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 5.463% 7/25/2036[7,10]	507	502
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[10]	24	24
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[10]	36	39
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[7,10]	2,447	2,306
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[10]	251	229
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[10]	517	427
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036[10]	65	55
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[10]	118	102
Freddie Mac Pool #ZA1833 5.50% 5/1/2024[10]	2	2
Freddie Mac Pool #ZT1318 5.50% 7/1/2024[10]	19	19
Freddie Mac Pool #ZK3460 3.50% 8/1/2026[10]	18	18
Freddie Mac Pool #RD5008 3.50% 9/1/2029[10]	146	138
Freddie Mac Pool #ZS7148 3.50% 4/1/2030[10]	7	7
Freddie Mac Pool #V62089 3.50% 6/1/2033[10]	265	254
Freddie Mac Pool #ZS8716 3.50% 9/1/2033[10]	198	189
Freddie Mac Pool #G18723 3.50% 2/1/2034[10]	3,169	3,036
Freddie Mac Pool #ZT1799 3.50% 3/1/2034[10]	464	444
Freddie Mac Pool #QN3000 1.50% 8/1/2035[10]	197	170
Freddie Mac Pool #ZA2505 3.50% 5/1/2038[10]	290	273
Freddie Mac Pool #A76884 5.00% 5/1/2038[10]	157	155
Freddie Mac Pool #G04697 5.50% 9/1/2038[10]	795	816
Freddie Mac Pool #SC0297 5.50% 10/1/2038[10]	30	30
Freddie Mac Pool #A87873 5.00% 8/1/2039[10]	3,119	3,121
Freddie Mac Pool #G06789 6.00% 5/1/2040[10]	35	37
Freddie Mac Pool #RB5071 2.00% 9/1/2040[10]	1,914	1,633
Freddie Mac Pool #G06061 4.00% 10/1/2040[10]	496	475
Freddie Mac Pool #SC0149 2.00% 3/1/2041[10]	12,224	10,402
Freddie Mac Pool #Q00232 4.50% 4/1/2041[10]	4,479	4,400
Freddie Mac Pool #Q00850 4.50% 5/1/2041[10]	153	151
Freddie Mac Pool #RB0544 2.00% 6/1/2041[10]	5,885	4,999
Capital Income Builder — Page 12 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G06841 5.50% 6/1/2041[10]	USD1,541	$1,580
Freddie Mac Pool #G08456 5.00% 7/1/2041[10]	96	95
Freddie Mac Pool #G60546 4.00% 12/1/2042[10]	3,821	3,661
Freddie Mac Pool #Q21442 4.50% 8/1/2043[10]	307	299
Freddie Mac Pool #760014 2.719% 8/1/2045[7,10]	549	522
Freddie Mac Pool #G60138 3.50% 8/1/2045[10]	14,378	13,338
Freddie Mac Pool #G60279 4.00% 10/1/2045[10]	3,929	3,745
Freddie Mac Pool #Q41088 4.00% 6/1/2046[10]	9,340	8,883
Freddie Mac Pool #Q41905 4.00% 7/1/2046[10]	3,607	3,432
Freddie Mac Pool #Q42626 4.00% 8/1/2046[10]	3,624	3,448
Freddie Mac Pool #T65389 3.50% 9/1/2046[10]	54	49
Freddie Mac Pool #Q44227 4.00% 9/1/2046[10]	922	878
Freddie Mac Pool #Q49716 4.50% 8/1/2047[10]	345	335
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[10]	2,659	2,422
Freddie Mac Pool #K39018 6.50% 10/1/2047[10]	49	49
Freddie Mac Pool #G08793 4.00% 12/1/2047[10]	16,329	15,514
Freddie Mac Pool #Q52596 4.50% 12/1/2047[10]	366	358
Freddie Mac Pool #SI2002 4.00% 3/1/2048[10]	826	784
Freddie Mac Pool #Q55986 4.50% 5/1/2048[10]	7,105	6,957
Freddie Mac Pool #ZT1704 4.50% 1/1/2049[10]	143,821	140,953
Freddie Mac Pool #SD0214 3.00% 11/1/2049[10]	39,089	34,537
Freddie Mac Pool #QA5741 3.00% 12/1/2049[10]	3,929	3,491
Freddie Mac Pool #QA5125 3.50% 12/1/2049[10]	1,358	1,256
Freddie Mac Pool #RA3384 3.00% 8/1/2050[10]	1,321	1,163
Freddie Mac Pool #RA3506 3.00% 9/1/2050[10]	13,150	11,580
Freddie Mac Pool #RA5267 3.00% 5/1/2051[10]	8,502	7,488
Freddie Mac Pool #RA5901 3.00% 9/1/2051[10]	8,624	7,595
Freddie Mac Pool #RA6347 3.00% 11/1/2051[10]	9,613	8,454
Freddie Mac Pool #SD7551 3.00% 1/1/2052[10]	70,773	62,652
Freddie Mac Pool #RA6531 3.50% 1/1/2052[10]	28	26
Freddie Mac Pool #RA6805 3.00% 2/1/2052[10]	15,476	13,609
Freddie Mac Pool #SD8214 3.50% 5/1/2052[10]	6,399	5,802
Freddie Mac Pool #RA7556 4.50% 6/1/2052[10]	80,145	76,783
Freddie Mac Pool #SD7556 3.00% 8/1/2052[10]	859	758
Freddie Mac Pool #SD8251 5.50% 8/1/2052[10]	50	50
Freddie Mac Pool #SD1584 4.50% 9/1/2052[10]	17,558	17,059
Freddie Mac Pool #RA7938 5.00% 9/1/2052[10]	3,321	3,248
Freddie Mac Pool #QE8785 5.50% 9/1/2052[10]	2,293	2,280
Freddie Mac Pool #SD1831 5.50% 10/1/2052[10]	2,868	2,859
Freddie Mac Pool #QF1113 5.50% 10/1/2052[10]	1,725	1,719
Freddie Mac Pool #QF3150 5.50% 10/1/2052[10]	1,553	1,559
Freddie Mac Pool #QF1433 5.50% 10/1/2052[10]	39	38
Freddie Mac Pool #SD2948 5.50% 11/1/2052[10]	36,496	36,297
Freddie Mac Pool #QF3380 5.50% 11/1/2052[10]	3,970	3,954
Freddie Mac Pool #QF2409 5.50% 11/1/2052[10]	2,230	2,221
Freddie Mac Pool #QF2472 5.50% 11/1/2052[10]	1,608	1,603
Freddie Mac Pool #SD8280 6.50% 11/1/2052[10]	25	25
Freddie Mac Pool #SD8276 5.00% 12/1/2052[10]	23,307	22,794
Freddie Mac Pool #QF6034 5.50% 12/1/2052[10]	100	99
Freddie Mac Pool #QF4188 5.50% 12/1/2052[10]	100	99
Freddie Mac Pool #QF6796 5.50% 1/1/2053[10]	170	169
Freddie Mac Pool #QF7483 5.50% 2/1/2053[10]	11,988	11,912
Freddie Mac Pool #QF7073 5.50% 2/1/2053[10]	4,951	4,922
Freddie Mac Pool #QF8331 5.50% 2/1/2053[10]	3,892	3,872
Capital Income Builder — Page 13 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QF9106 5.50% 2/1/2053[10]	USD1,136	$1,130
Freddie Mac Pool #SD2402 6.00% 2/1/2053[10]	18,920	19,200
Freddie Mac Pool #SD8301 6.00% 2/1/2053[10]	91	92
Freddie Mac Pool #QF8351 5.50% 3/1/2053[10]	3,032	3,018
Freddie Mac Pool #QF8462 5.50% 3/1/2053[10]	363	361
Freddie Mac Pool #SD2716 5.00% 4/1/2053[10]	4,830	4,722
Freddie Mac Pool #SD8316 5.50% 4/1/2053[10]	52,985	52,644
Freddie Mac Pool #QG1023 5.50% 4/1/2053[10]	12,703	12,624
Freddie Mac Pool #QG0657 5.50% 4/1/2053[10]	3,550	3,531
Freddie Mac Pool #SD8324 5.50% 5/1/2053[10]	634,093	630,010
Freddie Mac Pool #SD3369 5.50% 5/1/2053[10]	1,440	1,434
Freddie Mac Pool #SD8325 6.00% 5/1/2053[10]	234,980	236,493
Freddie Mac Pool #QG3376 6.00% 5/1/2053[10]	837	842
Freddie Mac Pool #SD8334 6.50% 5/1/2053[10]	38,390	39,173
Freddie Mac Pool #SD8329 5.00% 6/1/2053[10]	1,578	1,542
Freddie Mac Pool #SD8331 5.50% 6/1/2053[10]	110,806	110,092
Freddie Mac Pool #RA9279 6.00% 6/1/2053[10]	8,306	8,391
Freddie Mac Pool #RA9283 6.00% 6/1/2053[10]	7,987	8,075
Freddie Mac Pool #RA9281 6.00% 6/1/2053[10]	5,103	5,138
Freddie Mac Pool #RA9284 6.00% 6/1/2053[10]	3,559	3,635
Freddie Mac Pool #RA9294 6.50% 6/1/2053[10]	6,474	6,618
Freddie Mac Pool #RA9292 6.50% 6/1/2053[10]	5,451	5,574
Freddie Mac Pool #RA9289 6.50% 6/1/2053[10]	5,237	5,393
Freddie Mac Pool #RA9288 6.50% 6/1/2053[10]	5,073	5,242
Freddie Mac Pool #RA9287 6.50% 6/1/2053[10]	3,470	3,596
Freddie Mac Pool #RA9290 6.50% 6/1/2053[10]	2,693	2,765
Freddie Mac Pool #RA9291 6.50% 6/1/2053[10]	1,882	1,920
Freddie Mac Pool #RA9295 6.50% 6/1/2053[10]	1,386	1,437
Freddie Mac Pool #SD8341 5.00% 7/1/2053[10]	20,807	20,334
Freddie Mac Pool #SD8342 5.50% 7/1/2053[10]	378,965	376,525
Freddie Mac Pool #SD3356 6.00% 7/1/2053[10]	13,280	13,372
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[10]	403	402
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 10/25/2023[10]	8,051	8,008
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[10]	276	267
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[10]	734	702
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[10]	985	957
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[7,10]	473	457
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[10]	408	391
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 8/25/2025[10]	11,250	10,837
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 3/25/2026[10]	3,500	3,299
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027[7,10]	4,390	4,153
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 6/25/2027[10]	4,360	4,098
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 7/25/2027[10]	4,810	4,545
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 8/25/2027[10]	2,350	2,214
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 9/25/2027[7,10]	8,906	8,371
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[7,10]	13,801	13,594
Freddie Mac, Series 3135, Class OP, principal only, 0% 4/15/2026[10]	64	61
Freddie Mac, Series 3117, Class OG, principal only, 0% 2/15/2036[10]	56	48
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[10]	636	545
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[10]	241	207
Freddie Mac, Series 3155, Class FO, principal only, 0% 5/15/2036[10]	427	365
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[10]	107	92
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[10]	92	78
Capital Income Builder — Page 14 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[10]	USD8,323	$7,228
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[10]	1,683	1,484
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[10]	8,530	7,866
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,10]	8,385	7,692
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[10]	8,900	7,603
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,10]	13,158	11,749
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[10]	7,419	6,599
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[10]	13,632	13,121
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[10]	12,024	11,304
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[10]	9,260	8,186
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[10]	4,315	3,811
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[10]	1,319	1,235
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[10]	3,642	3,218
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[10]	2,254	1,993
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[10]	29,310	26,834
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[10]	642	606
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[10]	37,385	34,134
Government National Mortgage Assn. 4.00% 8/1/2053[10,11]	336,715	317,196
Government National Mortgage Assn. 4.50% 8/1/2053[10,11]	11,863	11,412
Government National Mortgage Assn. 5.00% 8/1/2053[10,11]	15,140	14,836
Government National Mortgage Assn. 5.00% 9/1/2053[10,11]	101,067	99,006
Government National Mortgage Assn. Pool #736682 4.50% 12/15/2037[10]	469	458
Government National Mortgage Assn. Pool #738938 6.50% 2/20/2039[10]	78	79
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[10]	750	785
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[10]	1,029	1,059
Government National Mortgage Assn. Pool #783539 5.00% 10/20/2040[10]	855	842
Government National Mortgage Assn. Pool #751708 3.50% 12/15/2040[10]	34	32
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[10]	955	969
Government National Mortgage Assn. Pool #005198 6.50% 9/20/2041[10]	349	360
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[10]	984	961
Government National Mortgage Assn. Pool #MA2894 4.50% 6/20/2045[10]	1,053	1,041
Government National Mortgage Assn. Pool #MA3246 4.50% 11/20/2045[10]	1,417	1,400
Government National Mortgage Assn. Pool #MA5077 3.50% 3/20/2048[10]	4,077	3,799
Government National Mortgage Assn. Pool #MA5468 5.00% 9/20/2048[10]	397	394
Government National Mortgage Assn. Pool #MA5530 5.00% 10/20/2048[10]	96	96
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[10]	531	518
Government National Mortgage Assn. Pool #MA5711 4.50% 1/20/2049[10]	891	869
Government National Mortgage Assn. Pool #MA5712 5.00% 1/20/2049[10]	1,113	1,104
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[10]	1,925	1,878
Capital Income Builder — Page 15 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[10]	USD11,426	$11,336
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[10]	6,866	6,833
Government National Mortgage Assn. Pool #773426 4.70% 9/20/2061[10]	9	9
Government National Mortgage Assn. Pool #795485 4.687% 7/20/2062[10]	16	15
Government National Mortgage Assn. Pool #AG8088 4.941% 3/20/2064[10]	2	2
Government National Mortgage Assn. Pool #AG8117 4.872% 4/20/2064[10]	2	2
Government National Mortgage Assn. Pool #AG8193 4.936% 9/20/2064[10]	2	2
Government National Mortgage Assn. Pool #AG8207 4.936% 11/20/2064[10]	2	2
Government National Mortgage Assn. Pool #AG8244 4.936% 1/20/2065[10]	2	2
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2/16/2035[10]	408	348
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 3/20/2037[10]	352	285
Uniform Mortgage-Backed Security 2.50% 8/1/2038[10,11]	92,400	83,846
Uniform Mortgage-Backed Security 2.50% 9/1/2038[10,11]	57,600	52,331
Uniform Mortgage-Backed Security 2.00% 8/1/2053[10,11]	20,873	16,904
Uniform Mortgage-Backed Security 2.50% 8/1/2053[10,11]	2,438	2,055
Uniform Mortgage-Backed Security 3.00% 8/1/2053[10,11]	87,084	76,209
Uniform Mortgage-Backed Security 3.50% 8/1/2053[10,11]	3,485	3,158
Uniform Mortgage-Backed Security 4.00% 8/1/2053[10,11]	70,580	65,896
Uniform Mortgage-Backed Security 4.50% 8/1/2053[10,11]	84,796	81,189
Uniform Mortgage-Backed Security 5.00% 8/1/2053[10,11]	34,096	33,309
Uniform Mortgage-Backed Security 5.50% 8/1/2053[10,11]	2,530	2,512
Uniform Mortgage-Backed Security 6.00% 8/1/2053[10,11]	36,944	37,166
Uniform Mortgage-Backed Security 6.50% 8/1/2053[10,11]	22,723	23,171
Uniform Mortgage-Backed Security 2.50% 9/1/2053[10,11]	45,978	38,807
Uniform Mortgage-Backed Security 3.50% 9/1/2053[10,11]	308,120	279,589
Uniform Mortgage-Backed Security 4.00% 9/1/2053[10,11]	12,200	11,402
Uniform Mortgage-Backed Security 4.50% 9/1/2053[10,11]	10,600	10,159
Uniform Mortgage-Backed Security 5.00% 9/1/2053[10,11]	519,800	507,963
Uniform Mortgage-Backed Security 6.00% 9/1/2053[10,11]	29,900	30,071
		6,292,165
Commercial mortgage-backed securities 0.42%
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[7,10]	24,750	25,288
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.412% 3/15/2056[7,10]	5,216	4,925
Benchmark Mortgage Trust, Series 2021-B24, Class A5, 2.584% 3/15/2054[10]	10,000	8,045
Benchmark Mortgage Trust, Series 2023-B38, Class A4, 5.525% 4/15/2056[10]	6,364	6,488
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.991% 5/15/2039[1,7,10]	10,389	10,376
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.12% 4/15/2037[1,7,10]	31,327	30,693
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.336% 6/15/2027[1,7,10]	31,020	31,104
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.036% 9/15/2036[1,7,10]	55,444	54,047
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.235% 10/15/2036[1,7,10]	26,562	25,869
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.982% 10/15/2036[1,7,10]	3,984	3,832
BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 7.232% 10/15/2036[1,7,10]	1,380	1,309
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.713% 4/15/2037[1,7,10]	12,527	12,397
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.006% 6/15/2038[1,7,10]	10,766	10,566
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.436% 6/15/2038[1,7,10]	912	889
Capital Income Builder — Page 16 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.736% 6/15/2038[1,7,10]	USD3,465	$3,353
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.586% 11/15/2038[1,7,10]	1,996	1,954
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.836% 11/15/2038[1,7,10]	392	382
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.186% 11/15/2038[1,7,10]	1,121	1,087
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.673% 8/15/2039[1,7,10]	8,586	8,594
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.503% 6/15/2040[1,7,10]	18,901	18,899
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[1,7,10]	22,540	22,356
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,7,10]	49,520	47,794
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.416% 7/15/2038[1,7,10]	10,085	9,981
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.036% 7/15/2038[1,7,10]	1,154	1,131
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.586% 7/15/2038[1,7,10]	1,209	1,184
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.034%) 6.256% 7/15/2025[1,7,10]	13,721	13,628
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.486% 5/17/2038[1,7,10]	35,000	34,804
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,10]	1,301	971
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[1,7,10]	1,046	740
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (30-day Average USD-SOFR + 3.364%) 8.433% 10/15/2049[1,7,10]	4,217	4,159
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.067% 11/15/2038[1,7,10]	36,060	35,374
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.665% 11/15/2038[1,7,10]	1,038	1,012
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 3/15/2047[10]	4,000	3,945
		437,176
Collateralized mortgage-backed obligations (privately originated) 0.37%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,7,10]	12,953	10,475
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.329% 1/25/2034[7,10]	296	235
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,10,12]	3,084	2,764
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,7,10]	11,699	11,046
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,7,10]	1,296	1,196
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,7,10]	675	605
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,7,10]	401	385
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,7,10]	8,609	8,179
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,7,10]	16,266	14,940
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.969% 6/25/2043[1,7,10]	15,787	15,926
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[10]	106	105
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[10]	73	75
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[10]	83	80
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,10]	8,009	8,677
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,7,10]	25,538	20,615
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.069% 4/25/2042[1,7,10]	6,771	6,797
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.219% 9/25/2042[1,7,10]	2,563	2,577
Capital Income Builder — Page 17 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.769% 9/25/2042[1,7,10]	USD5,838	$6,102
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.283% 6/27/2050[1,7,10]	479	515
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,7,10]	60,461	48,654
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,10]	18,321	17,194
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,10,12]	16,300	16,400
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,10,12]	17,083	16,407
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,7,10]	1,991	1,855
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,10,12]	8,171	7,600
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG2, Class A1, 2.50% 6/25/2051[1,7,10]	12,613	10,182
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG3, Class A3, 2.50% 7/1/2051[1,7,10]	9,677	7,811
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 6.262% 11/25/2055[1,7,10,13]	24,241	23,994
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,7,10]	119	115
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 6.162% 5/25/2055[1,7,10,13]	21,673	21,564
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,7,10]	10,838	8,721
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,7,10]	4,161	4,002
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,7,10]	1,289	1,271
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.012% 2/25/2057[1,7,10]	473	473
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,7,10]	544	515
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,7,10]	226	220
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,7,10]	803	763
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,7,10]	1,012	966
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,7,10]	270	258
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,10]	65,161	56,969
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,4]	6,473	5,726
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,10]	19,525	17,444
		380,398
Total mortgage-backed obligations		7,109,739
Corporate bonds, notes & loans 2.68% Financials 0.43%
ACE Capital Trust II, junior subordinated, 9.70% 4/1/2030	7,210	8,621
AerCap Ireland Capital DAC 4.50% 9/15/2023	450	449
AerCap Ireland Capital DAC 6.50% 7/15/2025	2,500	2,519
AerCap Ireland Capital DAC 5.75% 6/6/2028	3,290	3,280
AerCap Ireland Capital DAC 3.00% 10/29/2028	3,000	2,619
AerCap Ireland Capital DAC 3.30% 1/30/2032	5,314	4,362
AerCap Ireland Capital DAC 3.85% 10/29/2041	5,079	3,848
Ally Financial, Inc. 1.45% 10/2/2023	5,000	4,960
American Express Co. 5.85% 11/5/2027	5,000	5,141
American Express Co. 5.625% 7/28/2034 (USD-SOFR + 1.93% on 7/28/2033)[12]	3,000	2,997
American International Group, Inc. 5.125% 3/27/2033	1,555	1,530
Aon Corp. 5.35% 2/28/2033	1,368	1,382
Aon Corp. 3.90% 2/28/2052	3,000	2,356
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[12]	1,500	1,292
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[12]	4,000	3,959
Capital Income Builder — Page 18 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[12]	USD6,500	$6,684
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[12]	8,000	6,342
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[12]	3,789	3,167
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[12]	4,210	4,112
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[12]	3,500	3,475
Bank of America Corp. 3.846% 3/8/2037 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 3/8/2032)[12]	5,000	4,313
Barclays PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[12]	1,000	985
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,12]	1,410	1,437
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[1]	1,000	1,017
Block, Inc. 2.75% 6/1/2026	4,000	3,645
Block, Inc. 3.50% 6/1/2031	10,500	8,804
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,12]	1,275	1,071
BPCE 5.70% 10/22/2023[1]	3,000	2,991
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[1,12]	4,000	3,987
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,12]	3,050	3,066
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[12]	2,696	2,625
Capital One Financial Corp. 5.817% 2/1/2034 (USD-SOFR + 2.60% on 2/1/2033)[12]	3,000	2,917
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[12]	1,750	1,767
Charles Schwab Corp. 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[12]	1,000	1,009
Charles Schwab Corp. 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[12]	1,399	1,443
Chubb INA Holdings, Inc. 4.35% 11/3/2045	3,230	2,894
Citigroup, Inc. 4.658% 5/24/2028 (USD-SOFR + 1.887% on 5/24/2027)[12]	2,000	1,952
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[12]	8,537	7,133
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[12]	1,721	1,828
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[12]	2,775	2,820
CME Group, Inc. 2.65% 3/15/2032	2,500	2,131
Coinbase Global, Inc. 3.375% 10/1/2028[1]	1,700	1,192
Coinbase Global, Inc. 3.625% 10/1/2031[1]	7,525	4,756
Commonwealth Bank of Australia 3.784% 3/14/2032[1]	3,000	2,535
Corebridge Financial, Inc. 3.50% 4/4/2025	2,000	1,920
Corebridge Financial, Inc. 3.85% 4/5/2029	2,235	2,051
Corebridge Financial, Inc. 3.90% 4/5/2032	2,803	2,471
Corebridge Financial, Inc. 4.35% 4/5/2042	2,067	1,682
Corebridge Financial, Inc. 4.40% 4/5/2052	4,688	3,767
Danske Bank AS 3.875% 9/12/2023[1]	9,250	9,221
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,12]	5,000	4,721
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[12]	446	455
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[12]	2,550	2,599
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[12]	2,975	2,867
Discover Financial Services 6.70% 11/29/2032	319	327
Fidelity National Information Services, Inc. 3.10% 3/1/2041	212	151
Fifth Third Bancorp. 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[12]	430	438
Global Payments, Inc. 2.90% 11/15/2031	937	772
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[12]	1,785	1,663
Goldman Sachs Group, Inc. 2.60% 2/7/2030	2,128	1,811
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[12]	3,125	2,565
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[12]	7,500	6,094
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[12]	12,500	10,537
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[12]	971	742
HSBC Holdings PLC 7.336% 11/3/2026 (USD-SOFR + 3.03% on 11/3/2025)[12]	3,000	3,104
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[12]	2,000	2,027
Capital Income Builder — Page 19 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[12]	USD12,500	$11,809
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[12]	14,683	15,141
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[12]	2,175	2,277
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	3,500	2,988
ING Groep NV 4.252% 3/28/2033 (USD-SOFR + 2.07% on 3/28/2032)[12]	1,988	1,817
Intercontinental Exchange, Inc. 3.65% 5/23/2025	1,000	977
Intercontinental Exchange, Inc. 4.00% 9/15/2027	1,000	970
Intercontinental Exchange, Inc. 4.35% 6/15/2029	1,000	973
Intesa Sanpaolo SpA 5.017% 6/26/2024[1]	9,100	8,893
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	2,470	2,140
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[12]	4,000	3,991
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[12]	2,750	2,535
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[12]	6,500	6,302
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[12]	2,245	2,215
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[12]	2,000	1,858
JPMorgan Chase & Co. 4.565% 6/14/2030 (USD-SOFR + 1.75% on 6/14/2029)[12]	2,000	1,925
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[12]	785	652
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[12]	10,763	9,087
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[12]	299	285
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[12]	3,000	2,206
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,12]	1,475	1,476
Keybank National Assn. 4.70% 1/26/2026	3,000	2,863
Lloyds Banking Group PLC 4.375% 3/22/2028	5,375	5,116
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[12]	1,000	942
LPL Holdings, Inc. 4.625% 11/15/2027[1]	1,000	943
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	1,096	897
Metropolitan Life Global Funding I 5.15% 3/28/2033[1]	1,067	1,060
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[12]	1,325	1,312
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[12]	3,433	3,400
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[12]	930	921
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[12]	6,000	4,996
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[12]	940	905
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[12]	2,790	2,968
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[12]	1,625	1,624
Morgan Stanley 5.948% 1/19/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.43% on 1/19/2033)[12]	575	572
MSCI, Inc. 4.00% 11/15/2029[1]	5,000	4,555
MSCI, Inc. 3.875% 2/15/2031[1]	2,000	1,776
Nasdaq, Inc. 5.65% 6/28/2025	3,000	3,006
Nasdaq, Inc. 5.35% 6/28/2028	1,848	1,852
Nasdaq, Inc. 5.55% 2/15/2034	2,497	2,521
Nasdaq, Inc. 5.95% 8/15/2053	1,037	1,059
Nasdaq, Inc. 6.10% 6/28/2063	1,409	1,424
National Australia Bank, Ltd. 2.99% 5/21/2031[1]	3,000	2,399
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[12]	4,500	4,477
Navient Corp. 6.75% 6/15/2026	1,000	976
Navient Corp. 5.00% 3/15/2027	2,000	1,812
Navient Corp. 9.375% 7/25/2030	1,250	1,258
Navient Corp. 5.625% 8/1/2033	6,200	4,752
New York Life Global Funding 4.55% 1/28/2033[1]	1,431	1,375
Capital Income Builder — Page 20 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Onemain Finance Corp. 6.125% 3/15/2024	USD1,000	$998
Onemain Finance Corp. 6.875% 3/15/2025	2,000	1,995
Oxford Finance, LLC 6.375% 2/1/2027[1]	2,415	2,264
PayPal Holdings, Inc. 5.05% 6/1/2052	2,000	1,972
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[12]	1,446	1,450
PNC Financial Services Group, Inc. 5.068% 1/24/2034 (USD-SOFR + 1.933% on 1/24/2033)[12]	447	431
PNC Financial Services Group, Inc. 3.40% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.595% on 9/15/2026)[12]	1,000	778
Royal Bank of Canada 4.875% 1/12/2026	2,000	1,986
Royal Bank of Canada 6.00% 11/1/2027	2,000	2,059
Royal Bank of Canada 5.00% 2/1/2033	2,542	2,498
SMBC Aviation Capital Finance DAC 5.70% 7/25/2033[1]	4,749	4,685
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[12]	1,165	1,151
State Street Corp. 5.272% 8/3/2026	3,000	3,000
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[12]	3,566	3,433
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[12]	1,275	1,252
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[12,14]	2,690	183
The Bank of Nova Scotia 5.25% 12/6/2024	4,000	3,983
The Charles Schwab Corp. 2.45% 3/3/2027	1,740	1,573
Toronto-Dominion Bank 2.00% 9/10/2031	4,000	3,193
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[12]	1,000	1,002
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[12]	5,000	4,837
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[12]	2,221	2,242
U.S. Bancorp 3.15% 4/27/2027	4,000	3,720
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[12]	2,000	2,008
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[12]	5,000	4,698
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[12]	1,984	2,013
UBS Group AG 4.55% 4/17/2026	2,000	1,940
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[1,12]	1,000	928
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,12]	3,000	2,664
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[1,12]	4,000	4,065
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,12]	1,000	827
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[12]	5,000	4,879
Wells Fargo & Company 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[12]	5,000	5,028
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[12]	12,800	10,965
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[12]	2,395	2,297
Wells Fargo & Company 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[12]	5,000	5,022
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[12]	1,508	1,326
Willis North America, Inc. 5.35% 5/15/2033	2,000	1,950
		446,971
Energy 0.39%
AI Candelaria (Spain), SLU 7.50% 12/15/2028[1]	380	354
AI Candelaria (Spain), SLU 5.75% 6/15/2033[1]	1,495	1,140
Antero Resources Corp. 7.625% 2/1/2029[1]	1,000	1,025
Apache Corp. 4.25% 1/15/2030	17,930	16,293
Apache Corp. 5.10% 9/1/2040	1,383	1,176
Apache Corp. 5.25% 2/1/2042	427	359
Apache Corp. 5.35% 7/1/2049	1,905	1,581
Baker Hughes Holdings, LLC 2.061% 12/15/2026	802	727
BP Capital Markets America, Inc. 2.721% 1/12/2032	3,000	2,546
BP Capital Markets America, Inc. 4.812% 2/13/2033	3,000	2,953
Capital Income Builder — Page 21 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Canadian Natural Resources, Ltd. 3.80% 4/15/2024	USD1,975	$1,947
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	1,000	948
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	3,873	3,334
Cenovus Energy, Inc. 5.25% 6/15/2037	2,150	1,997
Cenovus Energy, Inc. 5.40% 6/15/2047	5,910	5,450
Cheniere Energy Partners, LP 4.50% 10/1/2029	1,000	931
Cheniere Energy Partners, LP 5.95% 6/30/2033[1]	4,000	4,053
Chesapeake Energy Corp. 5.50% 2/1/2026[1]	5,570	5,488
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	8,420	8,060
Civitas Resources, Inc. 5.00% 10/15/2026[1]	3,070	2,900
Civitas Resources, Inc. 8.375% 7/1/2028[1]	2,515	2,590
Civitas Resources, Inc. 8.75% 7/1/2031[1]	1,210	1,254
CNX Resources Corp. 7.25% 3/14/2027[1]	1,000	1,001
ConocoPhillips Co. 5.30% 5/15/2053	929	940
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[15]	262	168
Continental Resources, Inc. 2.875% 4/1/2032[1]	2,296	1,784
Continental Resources, Inc. 4.90% 6/1/2044	2,000	1,587
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	1,068	1,087
Crestwood Midstream Partners, LP 7.375% 2/1/2031[1]	879	878
CrownRock, LP 5.00% 5/1/2029[1]	3,000	2,829
DCP Midstream Operating, LP 5.625% 7/15/2027	4,000	4,017
DCP Midstream Operating, LP 3.25% 2/15/2032	2,250	1,910
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[1,7,15]	443	443
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[15]	402	402
DT Midstream, Inc. 4.125% 6/15/2029[1]	1,000	887
DT Midstream, Inc. 4.375% 6/15/2031[1]	2,915	2,534
Ecopetrol SA 8.875% 1/13/2033	1,440	1,478
Enbridge Energy Partners, LP 7.375% 10/15/2045	5,459	6,325
Enbridge, Inc. 3.40% 8/1/2051	718	501
Endeavor Energy Resources, LP 5.75% 1/30/2028[1]	1,000	975
Energean Israel Finance, Ltd. 4.50% 3/30/2024[1]	2,915	2,886
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	1,060	930
Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[12]	791	718
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[12,13]	5,220	4,156
Energy Transfer, LP (3-month USD-LIBOR + 4.028%) 9.349% junior subordinated perpetual bonds[7,13]	5,000	4,531
EQM Midstream Partners, LP 6.00% 7/1/2025[1]	2,500	2,484
EQM Midstream Partners, LP 4.125% 12/1/2026	2,000	1,880
EQM Midstream Partners, LP 7.50% 6/1/2027[1]	2,000	2,032
EQM Midstream Partners, LP 6.50% 7/1/2027[1]	1,255	1,250
EQM Midstream Partners, LP 4.50% 1/15/2029[1]	2,290	2,095
EQT Corp. 6.125% 2/1/2025[12]	1,107	1,109
EQT Corp. 3.90% 10/1/2027	3,020	2,834
EQT Corp. 5.00% 1/15/2029	155	147
EQT Corp. 7.25% 2/1/2030[12]	15,000	15,799
EQT Corp. 3.625% 5/15/2031[1]	3,945	3,418
Equinor ASA 3.625% 9/10/2028	13,165	12,589
Equinor ASA 3.25% 11/18/2049	7,583	5,596
Exxon Mobil Corp. 2.61% 10/15/2030	20,000	17,470
Exxon Mobil Corp. 3.452% 4/15/2051	2,000	1,539
Gray Oak Pipeline, LLC 2.60% 10/15/2025[1]	1,952	1,800
Guara Norte SARL 5.198% 6/15/2034[1]	371	332
Harbour Energy PLC 5.50% 10/15/2026[1]	2,000	1,864
Capital Income Builder — Page 22 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Hess Midstream Operations, LP 5.625% 2/15/2026[1]	USD1,000	$986
Hess Midstream Operations, LP 5.50% 10/15/2030[1]	310	292
Hilcorp Energy I, LP 6.25% 11/1/2028[1]	1,000	958
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	665	616
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	1,925	1,781
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	450	409
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	5,125	4,663
Jonah Energy, LLC 12.00% 11/5/2025[4]	36	36
Kinder Morgan, Inc. 4.80% 2/1/2033	3,000	2,846
Kinder Morgan, Inc. 5.20% 6/1/2033	2,142	2,093
Kinder Morgan, Inc. 3.25% 8/1/2050	2,007	1,301
Kinder Morgan, Inc. 3.60% 2/15/2051	4,000	2,791
Kinder Morgan, Inc. 5.45% 8/1/2052	826	764
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	1,390	1,309
Magellan Midstream Partners, LP 3.95% 3/1/2050	4,000	2,851
Marathon Oil Corp. 4.40% 7/15/2027	3,375	3,234
Marathon Oil Corp. 5.20% 6/1/2045	3,500	3,039
Matador Resources Co. 6.875% 4/15/2028[1]	950	945
Modec Finance BV 7.84% 7/15/2026[4,16]	2,000	2,000
MPLX, LP 1.75% 3/1/2026	1,846	1,685
MPLX, LP 2.65% 8/15/2030	1,994	1,677
MPLX, LP 4.95% 9/1/2032	6,333	6,058
MPLX, LP 4.95% 3/14/2052	1,500	1,276
Murphy Oil Corp. 5.875% 12/1/2027	2,005	1,985
Murphy Oil Corp. 6.375% 7/15/2028	2,000	1,993
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	1,000	850
MV24 Capital BV 6.748% 6/1/2034	771	713
Neptune Energy Bondco PLC 6.625% 5/15/2025[1]	6,955	6,910
New Fortress Energy, Inc. 6.75% 9/15/2025[1]	1,800	1,716
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	8,085	7,429
NGL Energy Operating, LLC 7.50% 2/1/2026[1]	7,435	7,374
NGPL PipeCo, LLC 7.768% 12/15/2037[1]	2,000	2,120
Noble Finance II, LLC 8.00% 4/15/2030[1]	625	644
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[1]	3,000	2,870
Occidental Petroleum Corp. 5.50% 12/1/2025	1,400	1,396
Occidental Petroleum Corp. 3.00% 2/15/2027	4,000	3,613
Occidental Petroleum Corp. 6.125% 1/1/2031	5,000	5,112
Occidental Petroleum Corp. 6.20% 3/15/2040	1,000	1,009
Occidental Petroleum Corp. 4.625% 6/15/2045	4,000	3,105
Occidental Petroleum Corp. 4.40% 4/15/2046	2,000	1,585
Occidental Petroleum Corp. 4.40% 8/15/2049	6,000	4,435
Oleoducto Central SA 4.00% 7/14/2027[1]	1,065	950
ONEOK, Inc. 4.55% 7/15/2028	203	193
ONEOK, Inc. 4.35% 3/15/2029	360	336
ONEOK, Inc. 3.10% 3/15/2030	2,234	1,922
ONEOK, Inc. 4.95% 7/13/2047	628	522
ONEOK, Inc. 7.15% 1/15/2051	2,319	2,472
Patterson-UTI Energy, Inc. 5.15% 11/15/2029	1,000	929
Petroleos Mexicanos 6.875% 10/16/2025	5,500	5,304
Petroleos Mexicanos 4.50% 1/23/2026	2,032	1,820
Petroleos Mexicanos 8.75% 6/2/2029	14,784	13,510
Petroleos Mexicanos 6.70% 2/16/2032	2,837	2,189
Petrorio Luxembourg SARL 6.125% 6/9/2026[1]	2,370	2,316
Pioneer Natural Resources Co. 1.90% 8/15/2030	3,933	3,213
Capital Income Builder — Page 23 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Plains All American Pipeline, LP 3.80% 9/15/2030	USD1,135	$1,017
Range Resources Corp. 4.75% 2/15/2030[1]	445	409
Sabine Pass Liquefaction, LLC 5.625% 3/1/2025	6,450	6,435
Southwestern Energy Co. 8.375% 9/15/2028	320	333
Southwestern Energy Co. 5.375% 2/1/2029	5,455	5,156
Southwestern Energy Co. 5.375% 3/15/2030	975	913
Southwestern Energy Co. 4.75% 2/1/2032	550	489
Sunoco, LP 6.00% 4/15/2027	1,000	993
Sunoco, LP 4.50% 5/15/2029	1,700	1,528
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	1,000	1,003
Targa Resources Partners, LP 6.875% 1/15/2029	3,110	3,167
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	11,939	11,068
TransCanada Pipelines, Ltd. (3-month USD-LIBOR + 2.21%) 7.531% 5/16/2067[7,13]	1,000	845
TransCanada Trust 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[12,13]	18,762	17,551
Transportadora de Gas del Perú SA 4.25% 4/30/2028[1]	1,090	1,055
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	1,471	1,440
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	1,985	1,686
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	1,000	812
Venture Global LNG, Inc. 8.125% 6/1/2028[1]	2,000	2,035
Venture Global LNG, Inc. 8.375% 6/1/2031[1]	2,000	2,031
Weatherford International, Ltd. 6.50% 9/15/2028[1]	3,000	3,003
Western Midstream Operating, LP 3.35% 2/1/2025[12]	5,040	4,822
Western Midstream Operating, LP 3.95% 6/1/2025	1,520	1,467
Western Midstream Operating, LP 4.65% 7/1/2026	3,105	3,015
Western Midstream Operating, LP 4.30% 2/1/2030[12]	3,755	3,416
Western Midstream Operating, LP 6.15% 4/1/2033	1,314	1,334
Western Midstream Operating, LP 5.45% 4/1/2044	1,000	874
Western Midstream Operating, LP 5.50% 2/1/2050[12]	3,956	3,359
Williams Companies, Inc. 5.30% 8/15/2052	1,750	1,621
		401,333
Consumer discretionary 0.38%
1011778 B.C. Unlimited Liability Co. 3.875% 1/15/2028[1]	1,000	917
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	3,000	2,442
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	1,000	673
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	6,000	3,803
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	772	790
Amazon.com, Inc. 4.65% 12/1/2029	4,000	4,008
Amazon.com, Inc. 4.70% 12/1/2032	4,000	4,020
AutoNation, Inc. 3.85% 3/1/2032	5,750	4,879
Booking Holdings, Inc. 4.625% 4/13/2030	5,000	4,906
Carnival Corp. 10.50% 2/1/2026[1]	11,000	11,605
Carnival Corp. 4.00% 8/1/2028[1]	7,000	6,230
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[1]	50,000	49,190
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[1]	18,450	17,462
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[1]	1,189	1,188
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[1]	2,402	2,389
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[1]	1,850	1,615
Empire Resorts, Inc. 7.75% 11/1/2026[1]	3,225	2,603
Ford Motor Co. 3.25% 2/12/2032	7,000	5,541
Ford Motor Co. 4.75% 1/15/2043	9,650	7,559
Ford Motor Co. 5.291% 12/8/2046	10,290	8,514
Ford Motor Credit Co., LLC 3.37% 11/17/2023	2,000	1,982
Ford Motor Credit Co., LLC 2.30% 2/10/2025	21,580	20,254
Capital Income Builder — Page 24 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 5.125% 6/16/2025	USD17,381	$16,939
Ford Motor Credit Co., LLC 4.134% 8/4/2025	1,755	1,676
Ford Motor Credit Co., LLC 3.375% 11/13/2025	810	758
Ford Motor Credit Co., LLC 6.95% 3/6/2026	2,000	2,022
Ford Motor Credit Co., LLC 6.95% 6/10/2026	200	202
Ford Motor Credit Co., LLC 2.70% 8/10/2026	7,780	6,981
Ford Motor Credit Co., LLC 4.95% 5/28/2027	23,550	22,371
Ford Motor Credit Co., LLC 6.80% 5/12/2028	3,000	3,030
Ford Motor Credit Co., LLC 2.90% 2/10/2029	14,995	12,535
Ford Motor Credit Co., LLC 7.20% 6/10/2030	5,450	5,593
Gap, Inc. 3.625% 10/1/2029[1]	1,000	747
General Motors Company 6.80% 10/1/2027	3,226	3,370
Grand Canyon University 4.125% 10/1/2024	20,000	18,930
Grand Canyon University 4.375% 10/1/2026	3,000	2,753
Hanesbrands, Inc. 4.875% 5/15/2026[1]	1,000	939
Hanesbrands, Inc. 9.00% 2/15/2031[1]	800	819
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.069% 3/8/2030[7,17]	2,133	2,135
Harley-Davidson Financial Services, Inc. 3.35% 6/8/2025[1]	3,135	2,981
Hilton Domestic Operating Co., Inc. 5.75% 5/1/2028[1]	6,000	5,914
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,000	873
Home Depot, Inc. 2.95% 6/15/2029	4,775	4,366
Hyundai Capital America 5.60% 3/30/2028[1]	3,000	2,992
Hyundai Capital America 5.80% 4/1/2030[1]	1,358	1,366
International Game Technology PLC 4.125% 4/15/2026[1]	2,000	1,899
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	1,105	1,124
Lithia Motors, Inc. 3.875% 6/1/2029[1]	2,000	1,724
Marriott International, Inc. 4.625% 6/15/2030	1,500	1,435
McDonald’s Corp. 3.70% 1/30/2026	7,015	6,789
McDonald’s Corp. 2.125% 3/1/2030	4,136	3,514
McDonald’s Corp. 4.60% 9/9/2032	2,000	1,978
McDonald’s Corp. 4.45% 3/1/2047	2,100	1,876
McDonald’s Corp. 5.15% 9/9/2052	1,000	991
Melco Resorts Finance, Ltd. 4.875% 6/6/2025[1]	4,000	3,822
Melco Resorts Finance, Ltd. 4.875% 6/6/2025	1,000	955
Melco Resorts Finance, Ltd. 5.25% 4/26/2026[1]	1,000	939
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	1,000	895
Melco Resorts Finance, Ltd. 5.375% 12/4/2029[1]	2,000	1,710
MercadoLibre, Inc. 3.125% 1/14/2031	812	653
MGM Resorts International 6.75% 5/1/2025	1,500	1,508
Nordstrom, Inc. 2.30% 4/8/2024	6,000	5,816
Nordstrom, Inc. 4.25% 8/1/2031	4,000	3,158
QVC, Inc. 4.85% 4/1/2024	2,000	1,900
QVC, Inc. 4.45% 2/15/2025	2,000	1,704
RHP Hotel Properties, LP 7.25% 7/15/2028[1]	704	715
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[1]	7,861	8,335
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	2,825	2,628
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	12,558	13,127
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	631	638
Sally Holdings, LLC 5.625% 12/1/2025	5,000	4,974
Sands China, Ltd. 5.625% 8/8/2025	1,000	987
Sands China, Ltd. 2.80% 3/8/2027	2,000	1,766
Sands China, Ltd. 5.90% 8/8/2028	6,000	5,848
Sands China, Ltd. 3.35% 3/8/2029	10,000	8,615
Capital Income Builder — Page 25 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	USD1,560	$1,338
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	3,030	2,518
Starbucks Corp. 3.75% 12/1/2047	4,875	3,840
Starbucks Corp. 4.50% 11/15/2048	815	723
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	2,000	1,832
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	5,390	4,882
YUM! Brands, Inc. 4.75% 1/15/2030[1]	3,000	2,801
YUM! Brands, Inc. 3.625% 3/15/2031	1,000	858
		393,677
Communication services 0.34%
América Móvil, SAB de CV 4.70% 7/21/2032	2,500	2,410
América Móvil, SAB de CV 8.46% 12/18/2036	MXN147,200	7,762
AT&T, Inc. 2.55% 12/1/2033	USD5,181	4,005
AT&T, Inc. 5.40% 2/15/2034	4,654	4,580
AT&T, Inc. 3.50% 9/15/2053	5,957	4,043
CCO Holdings, LLC 5.125% 5/1/2027[1]	6,000	5,635
CCO Holdings, LLC 5.00% 2/1/2028[1]	6,000	5,550
CCO Holdings, LLC 6.375% 9/1/2029[1]	3,525	3,374
CCO Holdings, LLC 4.75% 3/1/2030[1]	2,475	2,147
CCO Holdings, LLC 4.50% 8/15/2030[1]	3,950	3,350
CCO Holdings, LLC 4.25% 2/1/2031[1]	3,650	3,004
CCO Holdings, LLC 4.75% 2/1/2032[1]	3,000	2,480
CCO Holdings, LLC 4.50% 6/1/2033[1]	24,425	19,349
CCO Holdings, LLC 4.25% 1/15/2034[1]	18,300	14,082
Charter Communications Operating, LLC 3.50% 3/1/2042	5,675	3,777
Charter Communications Operating, LLC 3.70% 4/1/2051	4,000	2,541
Charter Communications Operating, LLC 3.90% 6/1/2052	3,000	1,965
Comcast Corp. 2.65% 2/1/2030	20,000	17,511
CSC Holdings, LLC 5.50% 4/15/2027[1]	3,000	2,576
CSC Holdings, LLC 5.75% 1/15/2030[1]	4,250	2,205
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	4,000	3,615
Discovery Communications, LLC 4.90% 3/11/2026	3,000	2,955
DISH Network Corp. 11.75% 11/15/2027[1]	1,925	1,940
Embarq Corp. 7.995% 6/1/2036	725	411
Frontier Communications Holdings, LLC 5.875% 11/1/2029	731	537
Gray Television, Inc. 7.00% 5/15/2027[1]	1,975	1,711
Level 3 Financing, Inc. 3.75% 7/15/2029[1]	2,015	1,323
Meta Platforms, Inc. 3.85% 8/15/2032	13,000	12,103
Meta Platforms, Inc. 4.45% 8/15/2052	7,500	6,549
Netflix, Inc. 3.625% 6/15/2025[1]	5,575	5,393
Netflix, Inc. 5.875% 11/15/2028	1,000	1,033
Netflix, Inc. 4.875% 6/15/2030[1]	5,650	5,524
OUTFRONT Media Capital, LLC 4.625% 3/15/2030[1]	6,650	5,569
SBA Tower Trust 1.631% 11/15/2026[1]	22,469	19,537
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	1,250	1,040
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	6,275	5,466
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	2,850	2,234
Sprint Capital Corp. 6.875% 11/15/2028	32,170	34,131
Sprint Capital Corp. 8.75% 3/15/2032	8,710	10,502
Sprint Corp. 7.875% 9/15/2023	2,000	2,003
Tencent Holdings, Ltd. 3.68% 4/22/2041	200	153
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	1,831	1,184
Tencent Holdings, Ltd. 3.24% 6/3/2050	1,440	931
Capital Income Builder — Page 26 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Tencent Holdings, Ltd. 3.84% 4/22/2051	USD5,021	$3,626
Tencent Holdings, Ltd. 3.84% 4/22/2051[1]	888	641
T-Mobile USA, Inc. 3.50% 4/15/2025	6,550	6,332
T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,494
T-Mobile USA, Inc. 4.80% 7/15/2028	2,000	1,962
T-Mobile USA, Inc. 3.875% 4/15/2030	9,975	9,170
T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	12,727
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	8,799
T-Mobile USA, Inc. 5.05% 7/15/2033	494	484
T-Mobile USA, Inc. 3.00% 2/15/2041	4,200	3,045
T-Mobile USA, Inc. 3.30% 2/15/2051	8,316	5,799
T-Mobile USA, Inc. 3.40% 10/15/2052	5,200	3,655
T-Mobile USA, Inc. 5.75% 1/15/2054	2,000	2,044
Verizon Communications, Inc. 1.75% 1/20/2031	2,000	1,569
Verizon Communications, Inc. 2.55% 3/21/2031	22,469	18,663
Verizon Communications, Inc. 2.355% 3/15/2032	11,186	8,936
Verizon Communications, Inc. 5.05% 5/9/2033	4,000	3,929
Verizon Communications, Inc. 2.875% 11/20/2050	4,250	2,704
Verizon Communications, Inc. 3.55% 3/22/2051	5,000	3,625
Vodafone Group PLC 4.25% 9/17/2050	4,575	3,645
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	2,750	2,237
WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,000	874
		352,150
Health care 0.34%
Amgen, Inc. 5.507% 3/2/2026	4,000	4,001
Amgen, Inc. 5.15% 3/2/2028	3,899	3,902
Amgen, Inc. 3.00% 2/22/2029	350	317
Amgen, Inc. 4.05% 8/18/2029	9,650	9,174
Amgen, Inc. 5.25% 3/2/2030	8,311	8,368
Amgen, Inc. 4.20% 3/1/2033	8,000	7,440
Amgen, Inc. 5.25% 3/2/2033	5,285	5,277
Amgen, Inc. 5.60% 3/2/2043	8,000	7,962
Amgen, Inc. 4.40% 5/1/2045	2,000	1,718
Amgen, Inc. 4.875% 3/1/2053	6,893	6,279
Amgen, Inc. 5.65% 3/2/2053	2,539	2,549
Amgen, Inc. 5.75% 3/2/2063	5,743	5,779
AstraZeneca Finance, LLC 4.875% 3/3/2028	3,000	3,006
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	5,000	4,507
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	1,000	658
Baxter International, Inc. 2.272% 12/1/2028	1,342	1,158
Baxter International, Inc. 2.539% 2/1/2032	3,586	2,904
Baxter International, Inc. 3.132% 12/1/2051	4,500	2,997
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	850	710
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	3,270	2,742
Centene Corp. 2.45% 7/15/2028	14,495	12,499
Centene Corp. 3.375% 2/15/2030	5,344	4,604
Centene Corp. 3.00% 10/15/2030	2,590	2,169
Centene Corp. 2.625% 8/1/2031	3,950	3,162
CVS Health Corp. 5.125% 2/21/2030	3,000	2,987
CVS Health Corp. 5.25% 1/30/2031	2,000	2,001
CVS Health Corp. 5.25% 2/21/2033	1,990	1,981
CVS Health Corp. 5.30% 6/1/2033	5,590	5,586
CVS Health Corp. 5.625% 2/21/2053	5,000	4,916
Capital Income Builder — Page 27 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 5.875% 6/1/2053	USD533	$541
CVS Health Corp. 6.00% 6/1/2063	410	417
Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,467
Elevance Health, Inc. 4.90% 2/8/2026	567	560
Elevance Health, Inc. 5.125% 2/15/2053	515	496
Eli Lilly and Co. 4.875% 2/27/2053	715	724
Eli Lilly and Co. 4.95% 2/27/2063	1,362	1,368
Endo DAC 5.875% 10/15/2024[1]	225	164
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	440	450
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	2,000	2,080
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	375	416
Gilead Sciences, Inc. 2.80% 10/1/2050	935	625
HCA, Inc. 4.125% 6/15/2029	8,450	7,845
HCA, Inc. 3.50% 9/1/2030	1,000	880
HCA, Inc. 5.25% 6/15/2049	2,500	2,252
Humana, Inc. 3.70% 3/23/2029	649	601
IQVIA, Inc. 6.50% 5/15/2030[1]	460	465
Laboratory Corporation of America Holdings 4.70% 2/1/2045	6,900	5,957
Merck & Co., Inc. 4.50% 5/17/2033	3,000	2,954
Merck & Co., Inc. 4.90% 5/17/2044	3,000	2,974
Merck & Co., Inc. 5.00% 5/17/2053	1,580	1,586
Molina Healthcare, Inc. 4.375% 6/15/2028[1]	4,000	3,672
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	9,000	7,516
Owens & Minor, Inc. 4.375% 12/15/2024	2,000	1,946
Owens & Minor, Inc. 6.625% 4/1/2030[1]	2,135	1,956
Owens & Minor, Inc., Term Loan, (USD-SOFR + 3.75%) 4.25% 3/22/2029[7,17]	3,750	3,755
Perrigo Finance Unlimited Co. 4.375% 3/15/2026	2,500	2,374
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	1,500	1,485
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	6,012	5,975
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	8,000	7,945
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	6,232	6,408
Pfizer Investment Enterprises Pte., Ltd. 5.34% 5/19/2063	2,000	2,007
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	543	434
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/2023	1,084	1,079
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	25,483	23,958
Tenet Healthcare Corp. 4.875% 1/1/2026	1,000	969
Tenet Healthcare Corp. 6.75% 5/15/2031[1]	3,000	2,984
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	32,099	31,985
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	2,000	2,012
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	8,160	7,390
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	4,985	4,653
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	27,805	27,615
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	7,815	7,168
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	2,863	2,984
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,553	2,708
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	35,859	23,541
The Cigna Group 5.685% 3/15/2026	4,000	4,003
UnitedHealth Group, Inc. 2.375% 8/15/2024	2,940	2,849
UnitedHealth Group, Inc. 4.20% 5/15/2032	767	732
UnitedHealth Group, Inc. 5.35% 2/15/2033	1,700	1,762
UnitedHealth Group, Inc. 4.75% 5/15/2052	750	707
UnitedHealth Group, Inc. 5.875% 2/15/2053	1,200	1,322
		352,069
Capital Income Builder — Page 28 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 0.28%	Principal amount (000)	Value (000)
AES Panama Generation Holdings SRL 4.375% 5/31/2030[1]	USD1,085	$943
Alabama Power Co. 3.94% 9/1/2032	2,500	2,302
Alfa Desarrollo SpA 4.55% 9/27/2051[1]	2,831	2,155
Alliant Energy Finance, LLC 3.60% 3/1/2032[1]	750	654
Ameren Corp. 2.50% 9/15/2024	1,616	1,557
Berkshire Hathaway Energy Company 4.60% 5/1/2053	1,000	849
Commonwealth Edison Co. 2.95% 8/15/2027	2,450	2,276
Consumers Energy Co. 4.90% 2/15/2029	3,000	2,999
Consumers Energy Co. 3.60% 8/15/2032	850	766
Consumers Energy Co. 4.625% 5/15/2033	5,500	5,372
Consumers Energy Co. 4.05% 5/15/2048	6,425	5,397
Consumers Energy Co. 3.75% 2/15/2050	5,625	4,456
Consumers Energy Co. 3.10% 8/15/2050	10,890	7,644
DTE Electric Co. 5.20% 4/1/2033	3,000	3,045
DTE Electric Co. 3.65% 3/1/2052	1,500	1,166
DTE Energy Company 3.00% 3/1/2032	1,500	1,294
Duke Energy Corp. 5.00% 12/8/2027	1,250	1,248
Edison International 4.70% 8/15/2025	2,000	1,959
Edison International 5.75% 6/15/2027	800	806
Edison International 4.125% 3/15/2028	2,158	2,032
Edison International 5.25% 11/15/2028	5,000	4,931
Edison International 6.95% 11/15/2029	450	479
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[12]	3,000	2,599
Electricité de France SA 5.70% 5/23/2028[1]	1,100	1,108
Electricité de France SA 6.25% 5/23/2033[1]	2,650	2,731
Electricité de France SA 6.90% 5/23/2053[1]	2,550	2,690
Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,12]	2,750	2,898
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[12,13]	15,349	14,984
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	1,713	1,396
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]	920	710
Enfragen Energia Sur SA 5.375% 12/30/2030	800	530
Entergy Louisiana, LLC 4.20% 9/1/2048	5,950	4,929
Entergy Louisiana, LLC 4.75% 9/15/2052	133	121
Eversource Energy 3.80% 12/1/2023	15,000	14,907
Exelon Corp. 4.45% 4/15/2046	8,115	6,957
FirstEnergy Corp. 2.05% 3/1/2025	1,502	1,420
FirstEnergy Corp. 1.60% 1/15/2026	2,600	2,365
FirstEnergy Corp. 2.65% 3/1/2030	1,305	1,101
FirstEnergy Corp. 2.25% 9/1/2030	4,837	3,898
FirstEnergy Corp. 3.40% 3/1/2050	15,150	10,364
FirstEnergy Corp., Series B, 4.15% 7/15/2027	26,785	25,397
Florida Power & Light Company 5.05% 4/1/2028	3,000	3,027
Florida Power & Light Company 5.10% 4/1/2033	2,115	2,142
Florida Power & Light Company 5.30% 4/1/2053	1,368	1,408
IPALCO Enterprises, Inc. 3.70% 9/1/2024	2,000	1,948
Light Servicos de Eletricidade SA 4.375% 6/18/2026[14]	1,300	588
NiSource, Inc. 5.25% 3/30/2028	525	526
NiSource, Inc. 5.40% 6/30/2033	5,000	5,045
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032	975	942
Pacific Gas and Electric Co. 4.25% 8/1/2023	1,035	1,035
Pacific Gas and Electric Co. 1.70% 11/15/2023	4,820	4,759
Pacific Gas and Electric Co. 3.85% 11/15/2023	145	144
Capital Income Builder — Page 29 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.40% 8/15/2024	USD3,665	$3,566
Pacific Gas and Electric Co. 3.15% 1/1/2026	1,365	1,274
Pacific Gas and Electric Co. 2.95% 3/1/2026	12,987	11,970
Pacific Gas and Electric Co. 3.30% 3/15/2027	1,749	1,593
Pacific Gas and Electric Co. 3.30% 12/1/2027	738	657
Pacific Gas and Electric Co. 4.65% 8/1/2028	2,500	2,322
Pacific Gas and Electric Co. 4.55% 7/1/2030	1,100	1,000
Pacific Gas and Electric Co. 2.50% 2/1/2031	21,190	16,759
Pacific Gas and Electric Co. 3.25% 6/1/2031	1,300	1,066
Pacific Gas and Electric Co. 6.40% 6/15/2033	3,725	3,746
Pacific Gas and Electric Co. 4.95% 7/1/2050	10,000	8,010
Pacific Gas and Electric Co. 3.50% 8/1/2050	20,610	13,372
Pacific Gas and Electric Co. 6.75% 1/15/2053	225	226
PG&E Corp. 5.00% 7/1/2028	2,595	2,403
PG&E Corp. 5.25% 7/1/2030	1,890	1,699
Public Service Electric and Gas Co. 3.20% 5/15/2029	4,000	3,600
Public Service Electric and Gas Co. 2.45% 1/15/2030	3,000	2,595
Public Service Electric and Gas Co. 3.20% 8/1/2049	3,300	2,422
Southern California Edison Co. 0.70% 8/1/2023	3,000	3,000
Southern California Edison Co. 5.30% 3/1/2028	2,000	2,014
Southern California Edison Co. 2.85% 8/1/2029	1,600	1,413
Southern California Edison Co. 3.60% 2/1/2045	4,463	3,272
Southern California Edison Co. 4.00% 4/1/2047	6,667	5,357
Southern California Edison Co. 4.125% 3/1/2048	6,667	5,424
Southern California Edison Co. 2.95% 2/1/2051	2,851	1,870
Southern California Edison Co. 3.45% 2/1/2052	18	13
Union Electric Co. 3.90% 4/1/2052	645	524
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	3,430	2,973
Virginia Electric & Power 2.40% 3/30/2032	2,075	1,697
WEC Energy Group, Inc. 5.15% 10/1/2027	1,125	1,125
Xcel Energy, Inc. 2.60% 12/1/2029	2,275	1,959
		285,920
Industrials 0.14%
ADT Security Corp. 4.125% 8/1/2029[1]	1,000	869
Allison Transmission, Inc. 3.75% 1/30/2031[1]	2,650	2,243
BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[12,13]	6,700	6,532
Boeing Co. 5.15% 5/1/2030	4,917	4,879
Boeing Co. 3.625% 2/1/2031	3,907	3,540
Boeing Co. 3.60% 5/1/2034	5,000	4,294
Boeing Co. 5.705% 5/1/2040	5,000	5,002
Boeing Co. 5.805% 5/1/2050	4,000	4,027
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	1,157	857
Canadian Pacific Railway Co. 3.10% 12/2/2051	13,250	9,276
Carrier Global Corp. 2.722% 2/15/2030	13,267	11,456
Carrier Global Corp. 2.70% 2/15/2031	1,000	846
Carrier Global Corp. 3.377% 4/5/2040	3,483	2,685
Carrier Global Corp. 3.577% 4/5/2050	1,289	957
CSX Corp. 2.40% 2/15/2030	7,186	6,204
CSX Corp. 4.50% 11/15/2052	3,000	2,679
Emerald Debt Merger Sub, LLC 6.625% 12/15/2030[1]	2,000	1,990
Howmet Aerospace, Inc. 5.90% 2/1/2027	1,000	1,010
Howmet Aerospace, Inc. 6.75% 1/15/2028	2,000	2,078
Capital Income Builder — Page 30 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
L3Harris Technologies, Inc. 5.40% 7/31/2033	USD921	$928
L3Harris Technologies, Inc. 5.60% 7/31/2053	358	366
Lockheed Martin Corp. 4.45% 5/15/2028	750	744
Lockheed Martin Corp. 4.75% 2/15/2034	2,000	1,989
Lockheed Martin Corp. 5.20% 2/15/2055	2,000	2,041
Masonite International Corp. 3.50% 2/15/2030[1]	1,000	843
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	3,036	3,039
Norfolk Southern Corp. 5.05% 8/1/2030	1,140	1,138
Norfolk Southern Corp. 4.45% 3/1/2033	447	428
Norfolk Southern Corp. 5.35% 8/1/2054	2,127	2,115
Northrop Grumman Corp. 4.70% 3/15/2033	1,730	1,691
Otis Worldwide Corp. 2.056% 4/5/2025	15,629	14,780
Prime Security Services Borrower, LLC 5.75% 4/15/2026[1]	1,000	981
Regal Rexnord Corp. 6.30% 2/15/2030[1]	2,500	2,498
Regal Rexnord Corp. 6.40% 4/15/2033[1]	2,500	2,495
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	1,862	1,888
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	1,455	1,518
Rolls-Royce PLC 5.75% 10/15/2027[1]	4,415	4,355
RTX Corp. 5.00% 2/27/2026	585	585
RTX Corp. 3.125% 5/4/2027	12,375	11,601
RTX Corp. 5.375% 2/27/2053	1,524	1,532
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	1,840	1,782
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 9.076% 10/20/2027[7,17]	1,700	1,770
Spirit AeroSystems, Inc. 7.50% 4/15/2025[1]	1,640	1,641
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	969	1,038
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.50%) 9.869% 1/15/2027[7,17]	3,491	3,502
TransDigm, Inc. 6.25% 3/15/2026[1]	4,000	3,982
Union Pacific Corp. 2.80% 2/14/2032	1,500	1,291
Union Pacific Corp. 2.95% 3/10/2052	1,823	1,256
United Airlines, Inc. 4.375% 4/15/2026[1]	1,080	1,024
United Airlines, Inc. 4.625% 4/15/2029[1]	875	793
United Rentals (North America), Inc. 6.00% 12/15/2029[1]	2,000	2,000
XPO, Inc. 6.25% 6/1/2028[1]	1,000	991
		150,049
Consumer staples 0.12%
7-Eleven, Inc. 1.80% 2/10/2031[1]	3,540	2,797
7-Eleven, Inc. 2.50% 2/10/2041[1]	2,360	1,563
7-Eleven, Inc. 2.80% 2/10/2051[1]	3,195	2,014
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	3,290	2,868
Albertsons Companies, Inc. 4.875% 2/15/2030[1]	1,000	918
Altria Group, Inc. 4.40% 2/14/2026	1,173	1,152
Altria Group, Inc. 3.875% 9/16/2046	1,756	1,255
Altria Group, Inc. 3.70% 2/4/2051	2,604	1,745
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	15,000	14,946
Aramark Services, Inc. 6.375% 5/1/2025[1]	2,000	2,002
BAT Capital Corp. 4.70% 4/2/2027	7,862	7,658
BAT Capital Corp. 3.557% 8/15/2027	7,650	7,110
BAT Capital Corp. 6.343% 8/2/2030	1,092	1,092
BAT Capital Corp. 4.742% 3/16/2032	1,000	908
BAT Capital Corp. 6.421% 8/2/2033	1,371	1,371
BAT Capital Corp. 4.39% 8/15/2037	1,300	1,028
BAT Capital Corp. 3.734% 9/25/2040	5,640	4,018
BAT Capital Corp. 7.079% 8/2/2043	1,187	1,187
Capital Income Builder — Page 31 of 45

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT Capital Corp. 4.54% 8/15/2047	USD3,138	$2,337
BAT Capital Corp. 4.758% 9/6/2049	2,361	1,794
BAT Capital Corp. 5.65% 3/16/2052	713	613
BAT Capital Corp. 7.081% 8/2/2053	961	961
BAT International Finance PLC 5.931% 2/2/2029	1,500	1,500
Conagra Brands, Inc. 5.30% 11/1/2038	739	699
Constellation Brands, Inc. 5.00% 2/2/2026	3,000	2,970
Constellation Brands, Inc. 4.35% 5/9/2027	1,919	1,876
Constellation Brands, Inc. 4.75% 5/9/2032	2,016	1,951
Constellation Brands, Inc. 4.90% 5/1/2033	727	711
Coty, Inc. 5.00% 4/15/2026[1]	2,000	1,932
Coty, Inc. 6.625% 7/15/2030[1]	1,060	1,070
Dollar General Corp. 5.45% 7/5/2033	2,000	1,988
General Mills, Inc. 5.241% 11/18/2025	2,500	2,489
H.J. Heinz Co. 3.00% 6/1/2026	2,072	1,960
H.J. Heinz Co. 3.875% 5/15/2027	2,795	2,681
H.J. Heinz Co. 4.375% 6/1/2046	4,000	3,394
MARB BondCo PLC 3.95% 1/29/2031[1]	1,677	1,243
NBM US Holdings, Inc. 6.625% 8/6/2029[16]	2,683	2,500
Performance Food Group, Inc. 5.50% 10/15/2027[1]	1,000	969
Philip Morris International, Inc. 5.00% 11/17/2025	3,000	2,994
Philip Morris International, Inc. 5.625% 11/17/2029	1,288	1,319
Philip Morris International, Inc. 5.125% 2/15/2030	4,471	4,445
Philip Morris International, Inc. 1.75% 11/1/2030	2,000	1,582
Philip Morris International, Inc. 5.75% 11/17/2032	1,501	1,536
Philip Morris International, Inc. 5.375% 2/15/2033	5,000	4,989
Reckitt Benckiser Treasury Services PLC 2.75% 6/26/2024[1]	2,215	2,159
Reynolds American, Inc. 4.45% 6/12/2025	7,045	6,903
Reynolds American, Inc. 5.85% 8/15/2045	640	574
Target Corp. 4.50% 9/15/2032	2,000	1,950
Target Corp. 4.80% 1/15/2053	6,000	5,708
Walmart, Inc. 4.50% 4/15/2053	1,408	1,359
		126,788
Real estate 0.10%
Boston Properties, LP 2.90% 3/15/2030	107	87
Boston Properties, LP 3.25% 1/30/2031	52	43
Boston Properties, LP 2.55% 4/1/2032	1,208	921
Boston Properties, LP 2.45% 10/1/2033	614	444
Boston Properties, LP 6.50% 1/15/2034	3,284	3,327
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	1,975	1,711
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[1]	980	822
Crown Castle, Inc. 5.00% 1/11/2028	2,234	2,204
Equinix, Inc. 2.90% 11/18/2026	6,572	6,062
Extra Space Storage, LP 5.70% 4/1/2028	321	323
FibraSOMA 4.375% 7/22/2031[1]	2,753	2,068
Forestar Group, Inc. 3.85% 5/15/2026[1]	1,000	929
Forestar Group, Inc. 5.00% 3/1/2028[1]	2,000	1,857
GLP Capital, LP 4.00% 1/15/2030	2,500	2,182
Howard Hughes Corp. 5.375% 8/1/2028[1]	10,675	9,806
Howard Hughes Corp. 4.375% 2/1/2031[1]	825	680
Iron Mountain, Inc. 4.875% 9/15/2027[1]	3,000	2,817
Iron Mountain, Inc. 5.00% 7/15/2028[1]	2,410	2,234
Iron Mountain, Inc. 4.50% 2/15/2031[1]	955	824
Capital Income Builder — Page 32 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Kennedy-Wilson, Inc. 4.75% 3/1/2029	USD3,150	$2,571
Kennedy-Wilson, Inc. 4.75% 2/1/2030	310	242
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,315	1,797
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	1,000	960
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	4,685	4,219
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	755	637
Prologis, LP 4.875% 6/15/2028	1,885	1,877
Prologis, LP 5.125% 1/15/2034	3,000	3,002
Public Storage 5.10% 8/1/2033	2,975	2,979
Public Storage 5.35% 8/1/2053	2,138	2,139
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	1,000	922
Service Properties Trust 4.50% 3/15/2025	1,965	1,854
Service Properties Trust 7.50% 9/15/2025	906	896
Service Properties Trust 4.75% 10/1/2026	380	333
Service Properties Trust 4.95% 2/15/2027	558	479
Service Properties Trust 3.95% 1/15/2028	5,110	4,009
Service Properties Trust 4.95% 10/1/2029	1,042	803
Service Properties Trust 4.375% 2/15/2030	60	45
Sun Communities Operating, LP 2.30% 11/1/2028	1,006	847
Sun Communities Operating, LP 2.70% 7/15/2031	3,703	2,953
Sun Communities Operating, LP 4.20% 4/15/2032	7,206	6,349
VICI Properties, LP 5.625% 5/1/2024[1]	4,745	4,724
VICI Properties, LP 5.75% 2/1/2027[1]	1,500	1,481
VICI Properties, LP 3.75% 2/15/2027[1]	2,390	2,209
VICI Properties, LP 3.875% 2/15/2029[1]	1,815	1,611
VICI Properties, LP 4.625% 12/1/2029[1]	3,000	2,744
VICI Properties, LP 4.125% 8/15/2030[1]	10,645	9,449
WEA Finance, LLC 3.50% 6/15/2029[1]	2,083	1,713
		103,185
Information technology 0.09%
Analog Devices, Inc. 1.70% 10/1/2028	1,350	1,161
Analog Devices, Inc. 2.10% 10/1/2031	2,576	2,126
Apple, Inc. 4.85% 5/10/2053	6,155	6,274
Black Knight InfoServ, LLC 3.625% 9/1/2028[1]	1,880	1,725
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	1,125	1,023
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	505	457
Broadcom, Inc. 4.75% 4/15/2029	5,000	4,843
Broadcom, Inc. 4.15% 11/15/2030	3,000	2,760
Broadcom, Inc. 2.60% 2/15/2033[1]	2,000	1,559
Broadcom, Inc. 3.50% 2/15/2041[1]	2,338	1,743
Entegris Escrow Corp. 4.75% 4/15/2029[1]	5,935	5,542
Gartner, Inc. 4.50% 7/1/2028[1]	2,600	2,433
Gartner, Inc. 3.625% 6/15/2029[1]	2,000	1,764
Gen Digital, Inc. 6.75% 9/30/2027[1]	2,000	2,009
Intel Corp. 5.20% 2/10/2033	642	650
Intel Corp. 5.70% 2/10/2053	2,314	2,361
Lenovo Group, Ltd. 5.875% 4/24/2025	38,190	38,043
Lenovo Group, Ltd. 6.536% 7/27/2032	2,000	2,040
Match Group Holdings II, LLC 4.125% 8/1/2030[1]	1,000	864
Oracle Corp. 3.60% 4/1/2050	2,500	1,779
Oracle Corp. 3.95% 3/25/2051	3,029	2,277
Salesforce, Inc. 2.90% 7/15/2051	2,000	1,383
SK hynix, Inc. 6.375% 1/17/2028[1]	580	589
Capital Income Builder — Page 33 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
SK hynix, Inc. 6.50% 1/17/2033	USD2,397	$2,450
SK hynix, Inc. 6.50% 1/17/2033[1]	853	872
Unisys Corp. 6.875% 11/1/2027[1]	1,000	818
		89,545
Materials 0.07%
Alcoa Nederland Holding BV 4.125% 3/31/2029[1]	2,000	1,796
Anglo American Capital PLC 2.625% 9/10/2030[1]	2,819	2,335
Anglo American Capital PLC 3.95% 9/10/2050[1]	803	597
Ardagh Metal Packaging Finance USA, LLC 6.00% 6/15/2027[1]	530	524
Avient Corp. 5.75% 5/15/2025[1]	1,000	987
Ball Corp. 6.875% 3/15/2028	2,350	2,406
Ball Corp. 6.00% 6/15/2029	2,000	2,002
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	1,932	1,926
Braskem Idesa SAPI 7.45% 11/15/2029[1]	2,002	1,377
Braskem Netherlands Finance BV 7.25% 2/13/2033	2,750	2,711
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	1,270	1,252
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	1,500	1,207
Celanese US Holdings, LLC 6.379% 7/15/2032	2,374	2,403
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]	3,000	3,021
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	3,400	3,342
Consolidated Energy Finance SA 6.50% 5/15/2026[1]	1,000	952
Dow Chemical Co. (The) 6.90% 5/15/2053	1,000	1,133
EIDP, Inc. 4.50% 5/15/2026	903	887
EIDP, Inc. 4.80% 5/15/2033	892	867
FMG Resources (August 2006) Pty, Ltd. 4.375% 4/1/2031[1]	2,500	2,153
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[1]	2,600	2,073
LYB International Finance III, LLC 4.20% 5/1/2050	2,000	1,535
LYB International Finance III, LLC 3.625% 4/1/2051	4,001	2,777
Methanex Corp. 5.125% 10/15/2027	1,000	945
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	1,000	1,002
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	2,075	2,083
Mosaic Co. 4.25% 11/15/2023	1,700	1,691
Nova Chemicals Corp. 4.875% 6/1/2024[1]	1,500	1,464
Nova Chemicals Corp. 5.25% 6/1/2027[1]	4,840	4,364
Nova Chemicals Corp. 4.25% 5/15/2029[1]	6,500	5,409
Novelis Corp. 3.25% 11/15/2026[1]	1,000	910
Novelis Corp. 3.875% 8/15/2031[1]	1,000	834
Nutrien, Ltd. 5.80% 3/27/2053	1,029	1,036
OCI NV 6.70% 3/16/2033[1]	5,195	5,133
Olin Corp. 5.00% 2/1/2030	1,850	1,701
Sasol Financing USA, LLC 8.75% 5/3/2029[1]	2,000	2,002
Sealed Air Corp. 6.125% 2/1/2028[1]	1,002	998
Sherwin-Williams Co. 3.45% 6/1/2027	5,851	5,543
South32 Treasury, Ltd. 4.35% 4/14/2032[1]	1,246	1,091
		76,469
Total corporate bonds, notes & loans		2,778,156
Asset-backed obligations 0.74%
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[1,10]	386	387
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.654% 4/21/2031[1,7,10]	1,274	1,267
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,10]	473	469
Capital Income Builder — Page 34 of 45

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.218% 12/18/2025[7,10]	USD6,299	$6,315
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[1,10]	5,000	4,701
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,10]	12,814	11,989
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,10]	8,090	7,358
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,10]	1,383	1,275
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,10]	29,522	29,559
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,10]	78	76
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,10]	2,000	1,896
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,10]	2,000	1,875
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,10]	417	346
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 5.838% 9/15/2025[7,10]	4,367	4,370
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,10]	2,739	2,311
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,10]	319	290
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,10]	35,762	32,245
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,10]	5,728	4,830
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,10]	26,816	23,385
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,10]	44,524	43,744
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,10]	253	222
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,10]	468	412
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,10]	534	464
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,10]	717	625
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.304%) 5.526% 11/15/2035[7,10]	20	19
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.476% 7/15/2036[7,10]	1,260	1,175
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.476% 1/15/2037[7,10]	1,539	1,389
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 5.486% 2/15/2037[7,10]	3,202	2,983
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[10]	28,213	27,674
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 5/17/2027[10]	4,811	4,741
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[1,10]	3,455	3,385
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,10]	7,789	7,040
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.668% 2/15/2025[7,10]	2,672	2,672
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,10]	40,645	39,152
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,10]	9,089	8,592
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,10]	16,177	16,001
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,10]	44,787	39,306
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,10]	4,590	3,905
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,10]	2,004	1,855
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,10]	1,043	931
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,10]	287	258
Capital Income Builder — Page 35 of 45

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 5.778% 10/21/2024[7,10]	USD3,307	$3,308
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.668% 9/16/2025[7,10]	4,415	4,419
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,10]	25,200	25,195
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,10]	16,218	16,508
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,4,10]	1,780	1,780
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,10]	13,004	12,242
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,10]	4,878	4,586
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,10]	779	730
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,10]	1,164	1,071
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,10]	14,098	12,359
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,10]	5,267	4,626
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,10]	826	717
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,10]	2,012	1,737
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.648% 5/15/2025[7,10]	3,995	3,995
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,10]	2,097	2,072
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 9/15/2027[1,10]	100	98
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,10,16]	1,501	1,500
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,10,16]	240	240
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,10]	5,560	5,528
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,10]	2,059	1,786
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,10]	14,825	12,815
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,10]	1,212	1,060
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,10]	826	675
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,10]	16,546	14,709
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,10]	38,712	34,490
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,10]	1,328	1,079
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,10]	1,889	1,530
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.109% 4/20/2062[1,7,10]	19,410	19,063
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,10]	93,915	80,669
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/2024[10]	6,743	6,700
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 5.748% 8/15/2024[7,10]	6,213	6,214
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,10]	7,425	7,082
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,10]	5,757	5,216
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[10]	624	549
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,10]	1,364	1,323
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,10]	15,258	15,101
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.776% 1/20/2031[1,7,10]	1,834	1,837
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[10]	1,290	1,289
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[10]	518	507
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[10]	137	137
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[10]	484	472
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[10]	249	253
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,10]	6,200	6,199
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,10]	4,674	4,005
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,10]	661	574
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,10]	856	725
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,10]	1,750	1,598
Capital Income Builder — Page 36 of 45

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.32% 4/20/2035[1,7,10]	USD1,500	$1,505
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,10]	296	261
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,10]	865	763
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,10]	5,335	4,947
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,7,10]	19,538	17,532
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 5.65% 6/25/2036[1,10]	24,543	24,389
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.638% 8/15/2025[7,10]	1,734	1,735
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[1,10]	6,955	6,925
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,10]	1,518	1,313
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,10]	607	532
Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[10,12]	14,780	14,654
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[10,12]	4,849	4,823
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[10]	4,668	4,639
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[1,10]	4,870	4,833
		760,708
Bonds & notes of governments & government agencies outside the U.S. 0.14%
British Columbia (Province of) 4.20% 7/6/2033	42,426	41,909
Colombia (Republic of) 8.00% 4/20/2033	2,500	2,628
Colombia (Republic of) 7.50% 2/2/2034	1,290	1,306
Dominican Republic 5.875% 1/30/2060[1]	700	556
Mic Capital Management (Rsc) Seven, Ltd. 5.084% 5/22/2053[1]	215	215
Panama (Republic of) 6.853% 3/28/2054	650	682
Panama (Republic of) 4.50% 4/1/2056	2,585	1,950
Panama (Republic of) 4.50% 1/19/2063	690	513
Peru (Republic of) 2.783% 1/23/2031	12,640	10,764
Peru (Republic of) 2.78% 12/1/2060	2,950	1,785
Peru (Republic of) 3.23% 7/28/2121	3,600	2,171
Portuguese Republic 5.125% 10/15/2024	41,500	41,127
Qatar (State of) 4.50% 4/23/2028[1]	7,070	7,078
Qatar (State of) 5.103% 4/23/2048[1]	4,800	4,772
Romania 3.50% 4/3/2034	EUR1,770	1,583
Saudi Arabia (Kingdom of) 3.628% 4/20/2027[1]	USD5,000	4,792
Saudi Arabia (Kingdom of) 3.625% 3/4/2028[1]	11,435	10,870
United Mexican States 5.00% 4/27/2051	2,370	2,059
United Mexican States 6.338% 5/4/2053	3,995	4,083
United Mexican States 3.75% 4/19/2071	2,550	1,701
		142,544
Federal agency bonds & notes 0.03%
Fannie Mae 2.125% 4/24/2026	37,230	34,851
Municipals 0.03% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	1,580	1,283
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	22,485	22,018
Capital Income Builder — Page 37 of 45

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Bonds, notes & other debt instruments (continued) Municipals (continued) Ohio 0.00%	Principal amount (000)	Value (000)
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	USD4,815	$4,113
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 12/1/2023	310	306
		4,419
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	5,842
Washington 0.00%
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 7/1/2024	410	400
Total municipals		33,962
Total bonds, notes & other debt instruments (cost: $19,468,685,000)		18,348,535
Short-term securities 5.59% Money market investments 5.26%	Shares
Capital Group Central Cash Fund 5.26%[2,18]	54,590,269	5,458,481
Money market investments purchased with collateral from securities on loan 0.33%
Capital Group Central Cash Fund 5.26%[2,18,19]	1,762,126	176,195
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.18%[18,19]	36,736,726	36,737
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.15%[18,19]	23,900,000	23,900
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.15%[18,19]	23,900,000	23,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.16%[18,19]	23,900,000	23,900
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.19%[18,19]	17,100,000	17,100
Fidelity Investments Money Market Government Portfolio, Class I 5.16%[18,19]	13,700,000	13,700
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.15%[18,19]	13,700,000	13,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%[18,19]	13,700,000	13,700
		342,832
Total short-term securities (cost: $5,800,742,000)		5,801,313
Total investment securities 101.79% (cost: $89,115,783,000)		105,546,624
Other assets less liabilities (1.79)%		(1,858,869)
Net assets 100.00%		$103,687,755
Capital Income Builder — Page 38 of 45

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 7/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	22,655	9/29/2023	USD4,599,673	$(59,687)
5 Year U.S. Treasury Note Futures	Long	49,209	9/29/2023	5,256,521	(97,904)
10 Year U.S. Treasury Note Futures	Short	885	9/20/2023	(98,595)	1,901
10 Year Ultra U.S. Treasury Note Futures	Short	2,393	9/20/2023	(279,944)	6,621
20 Year U.S. Treasury Bond Futures	Long	539	9/20/2023	67,072	(1,163)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,286	9/20/2023	302,252	(5,232)
					$(155,464)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation at 7/31/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	426	EUR	380	Morgan Stanley	8/24/2023	$7
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 7/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 7/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD358,317	$(1,141)	$—	$(1,141)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	524,983	(1,652)	—	(1,652)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	716,700	(2,273)	—	(2,273)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	480,632	(7,778)	—	(7,778)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	519,368	(8,394)	—	(8,394)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	518,700	(8,524)	—	(8,524)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	80,177	(1,342)	—	(1,342)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	380,800	(6,458)	—	(6,458)
SOFR	Annual	3.41%	Annual	12/20/2029	634,000	15,550	—	15,550
SOFR	Annual	3.045%	Annual	7/27/2050	65,600	4,378	—	4,378
						$(17,634)	$—	$(17,634)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 7/31/2023 (000)	Upfront premium paid (000)	Unrealized depreciation at 7/31/2023 (000)
CDX.EM.39	1.00%	Quarterly	6/20/2028	USD10,000	$381	$411	$(30)
Capital Income Builder — Page 39 of 45

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)
Common stocks 0.39%
Financials 0.12%
360 ONE WAM, Ltd.[20]	$16,266	$87,446	$—	$—	$16,289	$120,001	$2,832
Patria Investments, Ltd., Class A21	63,033	21,180	—	—	5,903	—	3,494
						120,001
Industrials 0.19%
Trinity Industries, Inc.	220,024	—	—	—	(17,815)	202,209	6,015
Ventia Services Group Pty, Ltd.[22]	86,550	—	77,864	17,302	(25,988)	—	—
						202,209
Real estate 0.08%
POWERGRID Infrastructure Investment Trust REIT	98,707	—	—	—	(13,511)	85,196	6,518
VICI Properties, Inc. REIT[21]	1,686,120	—	254,007	23,559	(44,544)	—	56,983
						85,196
Total common stocks						407,406
Investment funds 2.31%
Capital Group Central Corporate Bond Fund	2,402,714	65,780	190,000	(49,391)	165,857	2,394,960	65,780
Short-term securities 5.43%
Money market investments 5.26%
Capital Group Central Cash Fund 5.26%[18]	8,626,386	9,327,706	12,496,786	575	600	5,458,481	243,297
Money market investments purchased with collateral from securities on loan 0.17%
Capital Group Central Cash Fund 5.26%[18,19]	91,860	84,335 [23]				176,195	— [24]
Total short-term securities						5,634,676
Total 8.13%				$(7,955)	$86,791	$8,437,042	$384,919
Restricted securities16

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NBM US Holdings, Inc. 6.625% 8/6/2029	4/1/2020-4/3/2020	$2,470	$2,500	.01%
Modec Finance BV 7.84% 7/15/2026[4]	7/28/2023	2,000	2,000	.00 [25]
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,10]	12/6/2022	1,501	1,500	.00 [25]
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,10]	12/6/2022	240	240	.00 [25]
Total		$6,211	$6,240	.01%

Capital Income Builder — Page 40 of 45

unaudited
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,377,320,000, which represented 2.29% of the net assets of the fund.

[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $341,906,000, which represented .33% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Security did not produce income during the last 12 months.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $130,974,000, which represented .13% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Purchased on a TBA basis.
[12]	Step bond; coupon rate may change at a later date.
[13]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[14]	Scheduled interest and/or principal payment was not received.
[15]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[16]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $6,240,000, which represented .01% of the net assets of the fund.

[17]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $11,162,000, which represented .01% of the net assets of the fund.

[18]	Rate represents the seven-day yield at 7/31/2023.
[19]	Security purchased with cash collateral from securities on loan.
[20]	This security changed its name during the reporting period.
[21]	Affiliated issuer during the reporting period but no longer an affiliate at 7/31/2023. Refer to the investment portfolio for the security value at 7/31/2023.
[22]	Affiliated issuer during the reporting period but no longer held at 7/31/2023.
[23]	Represents net activity.
[24]	Dividend income is included with securities lending income and is not shown in this table.
[25]	Amount less than .01%.
Capital Income Builder — Page 41 of 45

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $9,790,473,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $402,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $3,690,193,000 and $8,000,000, respectively.
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unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of July 31, 2023 (dollars in thousands):

Capital Income Builder — Page 43 of 45

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$13,597,547	$—	$— *	$13,597,547
Health care	10,286,096	—	—	10,286,096
Consumer staples	9,907,714	—	—	9,907,714
Industrials	8,808,989	—	—	8,808,989
Information technology	7,953,200	—	—	7,953,200
Utilities	6,223,486	62,609	—	6,286,095
Energy	6,100,335	—	34	6,100,369
Real estate	5,829,067	—	—	5,829,067
Consumer discretionary	3,943,236	—	—	3,943,236
Communication services	3,159,200	—	—	3,159,200
Materials	2,804,554	—	—	2,804,554
Preferred securities	43,116	10,361	—	53,477
Rights & warrants	843	—	—	843
Convertible stocks	271,429	—	—	271,429
Investment funds	2,394,960	—	—	2,394,960
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	7,488,575	—	7,488,575
Mortgage-backed obligations	—	7,104,013	5,726	7,109,739
Corporate bonds, notes & loans	—	2,776,120	2,036	2,778,156
Asset-backed obligations	—	757,188	3,520	760,708
Bonds & notes of governments & government agencies outside the U.S.	—	142,544	—	142,544
Federal agency bonds & notes	—	34,851	—	34,851
Municipals	—	33,962	—	33,962
Short-term securities	5,801,313	—	—	5,801,313
Total	$87,125,085	$18,410,223	$11,316	$105,546,624

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8,522	$—	$—	$8,522
Unrealized appreciation on open forward currency contracts	—	7	—	7
Unrealized appreciation on centrally cleared interest rate swaps	—	19,928	—	19,928
Liabilities:
Unrealized depreciation on futures contracts	(163,986)	—	—	(163,986)
Unrealized depreciation on centrally cleared interest rate swaps	—	(37,562)	—	(37,562)
Unrealized depreciation on centrally cleared credit default swaps	—	(30)	—	(30)
Total	$(155,464)	$(17,657)	$—	$(173,121)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Capital Income Builder — Page 44 of 45

unaudited

Key to abbreviations
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EFFR = Effective Federal Funds Rate
EUR = Euros
Fac. = Facility
Facs. = Facilities

G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-012-0923O-S96441
Capital Income Builder — Page 45 of 45